As Filed with the Commission on February 26, 1999
                                                      1933 Act File No. 33-62103
                                                      1940 Act File No. 811-7347

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   8  ......................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.  11  .....................................         X

                                BT ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                     Copies to: Burton M. Leibert, Esq.
One South Street                                       Willkie Farr & Gallagher
Baltimore, Maryland  21202                             787 Seventh Ave
(Name and Address of Agent for Service)                New York, New York 10019

It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on April 30, 1999 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BT Investment Portfolios has also executed this Registration Statement.

                           PROSPECTUS: APRIL 30, 1999

                             BT Mutual Funds (logo)



SMALL CAP INDEX FUND-INSTITUTIONAL CLASS SHARES

EAFE(R) EQUITY INDEX FUND- INSTITUTIONAL CLASS SHARES

U.S. BOND INDEX FUND-INSTITUTIONAL CLASS SHARES

INSTITUTIONAL EQUITY 500 INDEX FUND


With the goal of matching the performance of a related Index.



                    INVESTMENT ADVISER: BANKERS TRUST COMPANY



[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

[* The EAFE(R) Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service of Morgan Stanley and has been licensed for use by Bankers Trust Company.]

TABLE OF CONTENTS

00       SMALL CAP INDEX FUND-INSTITUTIONAL CLASS SHARES

00       EAFE(R) EQUITY INDEX FUND- INSTITUTIONAL CLASS SHARes

00       U.S. BOND INDEX FUND-INSTITUTIONAL CLASS SHARES

00       INSTITUTIONAL EQUITY 500 INDEX FUND

00       INFORMATION CONCERNING ALL FUNDS
00       Management of the Funds
00       Calculating a Fund's Share Price
00       Performance Information
00       Dividends and Distributions
00       Tax Considerations
00       Buying and Selling Fund Shares

SMALL CAP INDEX FUND
         OVERVIEW OF THE SMALL CAP INDEX FUND
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE SMALL CAP INDEX FUND
00       Objective
00       Strategy
00       Principal Investments
00       Investment Process
00       Risks
00       Portfolio Manager
00       Financial Highlights

Overview
OF THE SMALL CAP INDEX FUND

GOAL: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies.

[THE RUSSELL 2000 SMALL STOCK INDEX IS A WIDELY ACCEPTED BENCHMARK OF SMALL-COMPANY STOCK PERFORMANCE. IT IS A SUBSET OF THE RUSSELL 3000 INDEX. THE RUSSELL 2000 TRACKS THE 2000 SMALLEST COMPANIES IN THE RUSSELL 3000. IT CONSTITUTES ABOUT 10% OF THE RUSSELL 3000'S TOTAL MARKET VALUE. AS OF DECEMBER 31, 1998, THE WEIGHTED AVERAGE MARKET CAPITALIZATION OF THE COMPANIES IN THE RUSSELL 2000 WAS $TK MILLION. THAT COMPARES TO $TK BILLION FOR THE COMPANIES IN THE RUSSELL 3000.]

CORE STRATEGY: The Investment Adviser attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same investment objective. The Fund, through the master portfolio, seeks to match, before expenses, the risk and return characteristics of the Russell 2000 Index. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also use stock index futures and options.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

o    Stocks could decline generally or could underperform other investments.
o Returns on small U.S. companies' stock could trail the returns from stocks of medium or large companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
o The Fund may not be able to mirror the Russell 2000 Index closely enough to track its performance for a number of reasons: the Fund's costs to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected by the Investment Adviser.
o The Fund could suffer losses if its futures and options positions are not well correlated with those of other investments or it cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND
The Small Cap Index Fund-Institutional Class requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking the following:
o    capital appreciation over the long term;
o    exposure to the U.S. equity market as represented by smaller companies; and
o    investment returns that track the performance of the Russell 2000 Index.

There is, of course, no guarantee that the Fund will realize its goal.

You should NOT consider investing in the Small Cap Index Fund if you are:
o    pursuing a short-term financial goal;
o    seeking regular income and stability of principal;
o    cannot tolerate fluctuations in the value of your investments; or
o    seeking to outperform the Russell 2000 Index.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to an investor in large- and medium-sized company stocks. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE SMALL CAP INDEX FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for the two full calendar years since the Fund began selling shares on August 8, 1996 (its inception date). The table compares the Fund's average annual return with the Russell 2000 Small Stock Index over the last calendar year and since its inception. The Russell 2000 Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's results.


        YEAR-BY-YEAR RETURNS FOR EACH FULL CALENDAR YEAR SINCE INCEPTION
                                   [BAR CHART]

------------------- -----------------
        TK                 TK
------------------- -----------------
       1997               1998
------------------- -----------------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

--------------------------------------------------------------------------
                                                          SINCE INCEPTION
                                            1 YEAR       (AUGUST 8, 1996)(1)
--------------------------------------------------------------------------
Small Cap Index Fund-Institutional Class     (TK)%                 TK%
--------------------------------------------------------------------------
Russell 2000 Index                           (TK)%                 TK%
--------------------------------------------------------------------------

--------
1    The performance of the Russell 2000 Index is calculated from July 31, 1996.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund-Institutional Class.

ANNUAL FEES AND EXPENSES

------------------------------------------- ---------------------------------
                                                 PERCENTAGE OF AVERAGE
                                                   DAILY NET ASSETS(1)
------------------------------------------- ---------------------------------
Management Fees                                           0.15%
------------------------------------------- ---------------------------------
Distribution and Service (12b-1) Fees                      none
------------------------------------------- ---------------------------------
Other Fund Operating Expenses                             0.42%
------------------------------------------- ---------------------------------
Total Fund Operating Expenses                             0.57%
------------------------------------------- ---------------------------------
Less: Fee Waiver or Expense Reimbursements               (0.32)%(2)
------------------------------------------- ---------------------------------
NET EXPENSES                                              0.25%
------------------------------------------- ---------------------------------

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

------------------
1 Information on the annual operating expenses of the Fund reflects the expenses of both the Fund and the Small Cap Index Portfolio, the master portfolio in which the Small Cap Index Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)
2 Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.25%.

Expense Example(1)

-------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------
     $26          $144         $286          $702
-------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.(2)
Actual costs may be higher or lower.

------------
1 Based on expenses, after fee waivers and reimbursements for the first 16 months only.
2 Information on the annual operating expenses reflects the expenses of both the Fund and the EAFE Equity Index Portfolio, the master portfolio in which the EAFE Equity Index Fund Class invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

A detailed look
AT THE SMALL CAP INDEX FUND

OBJECTIVE
The Fund seeks to match, as closely as possible (before expenses), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to matching the Index's total return, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX VERSUS ACTIVE MANAGEMENT
Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

o indexing provides simplicity because it is a straightforward market-matching strategy;
o index funds generally provide diversification by investing in a wide variety of companies and industries;
o an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
o    index funds generally have low realization of capital gains.

STRATEGY
To match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index. Over the long term, the Investment Adviser seeks a correlation between the performance of the Fund, before expenses, and the Russell 2000 Index of 95% or better. (A figure of 100% would indicate perfect correlation.)

PRINCIPAL INVESTMENTS
The Fund will invest at least 80% of its assets in stocks of companies included in the Russell 2000 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the Russell 2000 Index as a whole. The Investment Adviser may exclude or remove any Russell 2000 stock from the Fund, if the Investment Adviser believes that the stock is illiquid or has impaired financial conditions brought on by extraordinary events.

The Fund may hold up to 25% of its assets in short-term debt securities, money market instruments, stock index futures and options. Futures and options are considered derivatives because they "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund intends to buy futures in anticipation of buying stocks.

[Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund also invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.]

INVESTMENT PROCESS
The Fund normally does not hold every one of the 2,000 stocks in the Russell 2000 Index. In an effort to run an efficient and effective strategy, the Fund uses the process of "optimization," a statistical sampling technique. In choosing stocks, the Investment Adviser tries to match the industry and risk characteristics of all the companies in the Russell 2000 Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.


PORTFOLIO TURNOVER
The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.

RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INVESTING IN GENERAL, WITH INDEX INVESTING AND WITH INVESTING IN SMALL-CAP STOCKS.

PRIMARY RISKS

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market.

Tracking Error. There are several reasons that the Fund's performance may not track the Index exactly:
o Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.
o The composition of the Index and the stocks held by the Fund may occasionally diverge.
o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Small Company Risk. Small company stocks tend to experience steeper fluctuations in price--down as well as up--than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity in small company investing--can also pose added risk. Industry-wide reversals have had a greater impact on small companies, since they lack a large company's financial resources to deal with setbacks. Small company managers typically have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:
o    that the derivative will not fully offset the underlying positions
o that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities
o that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

SECONDARY RISK

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:
o the companies in which the Fund invests, which could impact the value of the Fund's investments
o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares
o our ability to trade securities held by the Fund or to accurately price securities held by the Fund

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Portfolio Manager

FRANK SALERNO, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund's investments:
o    Joined Bankers Trust in 1981 and the Fund at its inception in August 1996.
o    16 years of investment industry experience.
o    Bachelor's degree from Syracuse University, MBA from New York University.

The table below provides a picture of the Fund's financial performance since inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by , whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-368-4031.

Financial Highlights


INSTITUTIONAL CLASS SHARES

                                             -------------------------------------------------------------------
                                                                                             FOR THE PERIOD
                                                                                             AUGUST 8, 1996
                                                                                             (COMMENCEMENT
                                                                    FOR THE YEAR ENDED     OF OPERATIONS) TO
                                                     1998            DECEMBER 31, 1997     DECEMBER 31, 1996
                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period                                        $10.90                $10.00
                                                                            ------                ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                         0.23                  0.04
   Net Realized and Unrealized
     Gain on Investments and Futures
     Transactions                                                             2.21                  0.90
                                                                              ----                  ----
Total from Investment Operations                                              2.44                  0.94
                                                                              ----                  ----
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                        (0.21)                (0.04)
Net Realized Gain from
     Investment Transactions                                                 (2.00)                (0.00)(1)
                                                                             ------                -------
TOTAL DISTRIBUTIONS                                                          (2.21)                (0.04)
                                                                             ------                ------
NET ASSET VALUE, END OF PERIOD                                              $11.13                $10.90
                                                                            ======                 ======
TOTAL INVESTMENT RETURN                                                      23.00%                 9.47%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period
     (000s omitted)                                                        $38,312               $61,558
Ratios to Average Net Assets:
Net Investment Income                                                         1.35%                 1.71%(2)
     Expenses, Including Expenses
       of the Small Cap Index Portfolio                                       0.25%                0.25%(2)


     Decrease Reflected in Above
       Expense Ratio Due to Absorption of
       Expenses by Bankers Trust                                              0.32%                0.62%(2)
Portfolio Turnover Rate(3)
                                             -------------------------------------------------------------------

(1) Less than $0.01.
(2) Annualized.
(3) The portfolio turnover rate is the rate for the master fund in which the Fund invests its assets.

EAFE(R) EQUITY INDEX FUND
         OVERVIEW OF THE EAFE(R) EQUITY INDEX FUNd
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE EAFE(R) EQUITY INDEX FUNd
00       Objective
00       Strategy
00       Principal Investments
00       Investment Process
00       Risks
00       Portfolio Managers
00       Financial Highlights

Overview
OF THE EAFE(R) EQUITY INDEX FUND

GOAL: The Fund seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index ("EAFE(R) Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

THE EAFE(R) INDEX OF MAJOR MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST IS A WIDELY ACCEPTED BENCHMARK OF INTERNATIONAL STOCK PERFORMANCE. IT IS A MODEL, NOT AN ACTUAL PORTFOLIO. IT TRACKS STOCKS IN AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND AND THE UNITED KINGDOM. THE INDEX IS "CAPITALIZATION WEIGHTED," WHICH MEANS THAT A COMPANY WHOSE SECURITIES HAVE A HIGH MARKET VALUE WILL CONTRIBUTE PROPORTIONATELY MORE TO THE INDEX'S PERFORMANCE RESULTS THAN A COMPANY WHOSE SECURITIES HAVE A LOWER MARKET VALUE.

CORE STRATEGY: The Investment Adviser attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to match, before expenses, the risk and return characteristics of the EAFE(R) Index. The Fund will invest primarily in common stocks of companies that compose the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also use stock index futures and options.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:
o The stock market could perform poorly in one or more of the countries in which the Fund has invested.
o    Stocks could decline generally or could underperform other investments.
o Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.
o Accounting and financial reporting standards differ from those in the U.S. and could convey incomplete information when compared to information typically provided by U.S. companies.
o The currency of a country in which the Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.
o The Fund may not be able to mirror the EAFE(R) Index closely enough to track its performance for a number of reasons: the Fund's cost to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected by the Investment Adviser.
o The Fund could suffer losses if its futures and options positions are not well correlated with those of other investments or it cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND
The EAFE(R) Index-Institutional Class requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking the following:
o    capital appreciation over the long term;
o    exposure to the equity market as represented by companies outside the U.S.;
     and
o    investment returns that track the performance of the EAFE(R) Index.

There is, of course, no guarantee that the Fund will realize its goal.

You should NOT consider investing in the EAFE(R) Index Fund if you are:
o    pursuing a short-term financial goal;
o    seeking regular income and stability of principal;
o    unable to tolerate fluctuations in the value of your investments; or
o    seeking to outperform the EAFE(R) Index.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to someone who invests in U.S. securities alone. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE EAFE(R) EQUITY INDEX FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares to the public on January 24, 1996 (its inception date). The table compares the Fund's average annual return with the EAFE(R) Index over the last year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's results.



        YEAR-BY-YEAR RETURNS FOR EACH FULL CALENDAR YEAR SINCE INCEPTION
                                   [BAR CHART]

------------------- -----------------
        TK                 TK
------------------- -----------------
       1997               1998
------------------- -----------------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

--------------------------------------------------------------------
                                                 SINCE INCEPTION
                             1 YEAR            (JANUARY 24, 1996)*
--------------------------------------------------------------------
EAFE(R) Equity Index Fund       TK                     TK
- Institutional Class
--------------------------------------------------------------------
EAFE(R) Index                   TK                     TK
--------------------------------------------------------------------

----------------
*The performance of the EAFE(R) Index is calculated from January 31, 1996.

Annual Fund Operating Expenses (expenses paid from Fund assets)

This table describes the fees and expenses that you may pay if you buy and hold shares of the EAFE(R) Equity IndeX Fund-Institutional Class.

ANNUAL FEES AND EXPENSES

------------------------------------------- ---------------------------------
                                                 PERCENTAGE OF AVERAGE
                                                   DAILY NET ASSETS(1)
------------------------------------------- ---------------------------------
Management Fees                                           0.25%
------------------------------------------- ---------------------------------
Distribution and Service (12b-1) Fees                     None
------------------------------------------- ---------------------------------
Other Fund Operating Expenses                             0.58%
------------------------------------------- ---------------------------------
Total Fund Operating Expenses                             0.83%
------------------------------------------- ---------------------------------
Less: Fee Waiver or Expense Reimbursements               (0.43)%(2)
------------------------------------------- ---------------------------------
NET EXPENSES                                              0.40%
------------------------------------------- ---------------------------------

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

----------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and the EAFE Equity Index Portfolio, the master portfolio in which the EAFE Equity Index Fund Class invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)
2 Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.40%.

Expense Example(1)

------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------
     $41          $214         $419         $1012
------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.(2)
Your actual costs may be higher or lower.

-----------------
1 Based on expenses, after fee waivers and reimbursements for the first 16 months only.
2 Information on the annual operating expenses reflects the expenses of both the Fund and the EAFE Equity Index Portfolio, the master portfolio in which the EAFE Equity Index Fund Class invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

A detailed look
AT THE EAFE(R) EQUITY INDEX FUND

OBJECTIVE
The Fund seeks to match, as closely as possible, before expenses, the performance of the EAFE(R) Index.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

This Fund and master portfolio are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or the ability of the EAFE(R) Index to track general stock market performance.

Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE(R) Index, which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this Fund and master portfolio, or to this Fund and master portfolio themselves. Morgan Stanley has no obligation to take the needs of the issuer of this Fund and master portfolio or the owners of this Fund and master portfolio into consideration in determining, composing or calculating the EAFE(R) Index.

Inclusion of a security in the EAFE(R) Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing, prices or quantities of this Fund and master portfolio to be issued, or in the determination or calculation of the equation by which this Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this Fund and master portfolio in connection with the administration, marketing or trading of this Fund and master portfolio. This Fund and master portfolio are neither sponsored by nor affiliated with Morgan Stanley.

Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the indexes from sources that Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the indices or any data included therein.

Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the products, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein.

Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

INDEX VERSUS ACTIVE MANAGEMENT
Active management involves the Investment Adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:
o indexing provides simplicity because it is a straightforward market-matching strategy;
o index funds generally provide diversification by investing in a wide variety of companies and industries;
o an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
o    index funds generally have low realization of capital gains.

STRATEGY

To match the country, industry and risk characteristics of the EAFE(R) Index as closely as possible, the Fund invests iN a statistically selected sample of the securities found in the EAFE(R) Index.


PRINCIPAL INVESTMENTS
Under normal circumstances, we pursue the Fund's objective by investing at least 80% of the Fund's assets in a statistically selected sample of the equity securities of the roughly 1,100 companies that comprise the Index.

The Fund may hold up to 25% of its assets in short-term debt securities, money market instruments and stock index futures and options. Futures and options are considered derivatives because the "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund intends to buy futures in anticipation of buying stocks.

[Futures contracts and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund also invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.]

INVESTMENT PROCESS

The Fund normally does not hold every one of the roughly 1,100 stocks in the EAFE(R) Index. In an effort to run an efficient and effective strategy, the Fund uses the process of "optimization", a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected. In choosing smaller stocks, the Investment Adviser tries to match the industry and risk characteristics of all of the small companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.

PORTFOLIO TURNOVER
The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.

RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INVESTING IN GENERAL, WITH INVESTING IN STOCKS OUTSIDE THE UNITED STATES AND WITH INDEX INVESTING.

PRIMARY RISKS

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market.

Tracking Error Risk.
There are several reasons that the Fund's performance may not track the Index exactly:
o Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.
o The composition of the Index and the stocks held by the Fund may occasionally diverge.
o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons that include:

o LIQUIDITY RISK. Stocks that trade less can be more difficult or more costly to buy or sell than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In extreme situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

o REGULATORY RISK. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:
o    that the derivative will not fully offset the underlying positions
o that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities
o that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in futures contracts and options on futures contracts for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than stock investments.

SECONDARY RISK

Euro Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of the conversion to the euro on the Fund, the risks may include:
o changes in the relative strength and value of the U.S. dollar or other major currencies;
o adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio;
o that the systems used to purchase and sell euro-denominated securities may not work;
o uncertainty about how existing financial contracts will be treated after euro implementation; and
o    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:
o the companies in which the Fund invests, which could impact the value of the Fund's investments;
o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares; and
o our ability to trade securities held by the Fund or to accurately price securities held by the Fund.

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk--the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

RICHARD J. VELLA, Managing Director of Bankers Trust and Co-Manager of the Fund.
o    Joined Bankers Trust in 1985 and the Fund at its inception in 1996.
o    14 years of trading and investment experience.
o Bachelor of Science degree in Mechanical Engineering from Rutgers University, MBA from University of Washington.

STEVEN WETTER, Vice President of Bankers Trust and Co-Manager of the Fund.
o    Joined Bankers Trust in 1992 and the Fund at its inception in1996.
o    11 years of trading and investment experience.
o Bachelor's degree from the University of California at Berkeley, MBA from the New York University Stern School.

The table below provides a picture of the Fund's financial performance since inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _________________________ , whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-368-4031.

Financial Highlights

                                                         ------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                                                            JANUARY 24, 1996
                                                                                                              (COMMENCEMENT
                                                                                   FOR THE YEAR ENDED       OF OPERATIONS) TO
                                                                  1998              DECEMBER 31, 1997       DECEMBER 31, 1996
                                                         ------------------------------------------------------------------------
Per Share Operating Performance:Net Asset Value,
     Beginning of Period                                                                  $10.62                  $10.00
                                                                                          ------                  ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                       0.23                    0.12
Net Realized and Unrealized Gain (Loss) from
   Investments, Futures, Foreign Currencies and Forward
   Foreign Currency Contracts Transactions                                                 (0.02)                   0.60
                                                                                           ------                   ----
Total from Investment Operations                                                            0.21                    0.72
                                                                                            ----                    ----
DISTRIBUTIONS TO SHAREHOLDERS
Net nvestment Income                                                                       (0.24)                  (0.08)
Net Realized Gain from
     Investment Transactions                                                               (0.61)                  (0.02)
                                                                                          ------                  ------
TOTAL DISTRIBUTIONS                                                                        (0.85)                  (0.10)
                                                                                          ------                  ------
NET ASSET VALUE, END OF PERIOD                                                             $9.98                  $10.62
                                                                                           -----                  ------
TOTAL INVESTMENT RETURN                                                                     2.11%                   7.22%
SUPPLEMENAL DATA AND RATIOS:
Net Assets, End of Period
     (000s omitted)                                                                     $ 35,509                $ 39,667
                                                                                        --------                --------
Ratios to Average Net Assets:
Net InvestmentIncome                                                                        1.70%                   1.64%(1)
     Expenses, Including Expenses
       of the EAFE(R)Equity Index Portfolio                                                 0.40%                  0.40%(1)
     Decrease Reflected in Above
       Expense Ratio Due to Absorption of Expenses by
       Bankers Trust                                                                        0.33%                  0.48%(1)
 Portfolio Turnover Rate(2)
                                                         ------------------------------------------------------------------------

-----------------
1    Annualized.
2 The portfolio turnover rate is the rate for the master fund in which the Fund invests its assets.

     U.S. BOND INDEX FUND
         OVERVIEW OF THE U.S. BOND INDEX FUND
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE U.S. BOND INDEX FUND
00       Objective
00       Strategy
00       Principal Investments
00       Investment Process
00       Portfolio Turnover
00       Risks
00       Portfolio Manager
00       Financial Highlights

Overview
OF THE U.S. BOND INDEX FUND

GOAL: The Fund seeks to match, as closely as possible, before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index"), which emphasizes government mortgage-backed securities and corporate investment grade debt securities.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS ONE OF THE MOST WIDELY ACCEPTED BENCHMARKS OF BOND MARKET TOTAL RETURN. IT INCLUDES MORE THAN 6,000 TAXABLE SECURITIES, DIVIDED INTO FOUR CLASSES: U.S. TREASURY AND AGENCY SECURITIES, CORPORATE BONDS, BONDS ISSUED OUTSIDE THE UNITED STATES BUT PAYABLE IN U.S. DOLLARS, AND MORTGAGE-BACKED SECURITIES. ALL OF THE BONDS ON THE INDEX HAVE MATURITIES OF ONE YEAR OR MORE AT THE TIME OF THEIR ISSUE.

CORE STRATEGY: The Investment Adviser attempts to invest in debt and other securities that are representative of the Lehman Bond Index as a whole.

INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to match, before expenses, the risk and return characteristics of the Lehman Bond Index. The Fund will invest primarily in debt securities of companies that compose the Lehman Bond Index, in approximately the same weightings as the Lehman Bond Index. The Fund may also invest in securities index futures contracts and related options.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:
o The performance of the bonds that our Investment Adviser has selected could underperform that of the Lehman Bond Index.
o The bond market could decline in value as a result of a rise in interest rates.
o The Fund may not be able to mirror the Lehman Bond Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities and the flow of money into and out of the Fund.
o The Fund could suffer losses if its futures and options positions are not well correlated with those of other investments or it cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND
The U.S. Bond Index Fund-Institutional Class requires a minimum investment of $5 million. You should consider investing in the Fund if you want to invest in the fixed income market generally without regard to particular types of issuers, sectors, or debt securities. Such investments in the past have offered current income. There is, of course, no guarantee that the Fund will realize its goal.

You should NOT consider investing in the U.S. Bond Index Fund if you are pursuing a short-term financial goal or are investing to achieve capital appreciation.

The Fund by itself does not constitute a balanced investment program. It can, however, provide a complementary investment for investors seeking a more balanced asset mix. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE U.S. BOND INDEX FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for the one full calendar year since the Fund began selling shares to the public on June 30, 1997 (its inception date). The table compares the Fund's average annual return with the Lehman Bond Index over the last year and since its inception. The Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding bonds--costs that are reflected in the Fund's results.


1998 RETURN
[BAR CHART]

-------------------
        TK
-------------------
       1998
-------------------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

------------------------------------------------------------------------------
                                                          SINCE INCEPTION
                                          1 YEAR          (JUNE 30, 1997)
------------------------------------------------------------------------------
U.S. Bond Index Fund-Institutional Class   (TK)%                TK%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index       (TK)%                TK%
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Bond Index Fund-Institutional Class.

ANNUAL FEES AND EXPENSES

------------------------------------------- ---------------------------------
                                                 PERCENTAGE OF AVERAGE
                                                  DAILY NET ASSETS(1)
------------------------------------------- ---------------------------------
Management Fees                                           0.15%
------------------------------------------- ---------------------------------
Distribution and Service (12b-1) Fees                     none
------------------------------------------- ---------------------------------
Other Fund Operating Expenses                             0.75%
------------------------------------------- ---------------------------------
Total Fund Operating Expenses                             0.90%
------------------------------------------- ---------------------------------
Less: Fee Waiver or Expense Reimbursements               (0.75)%(2)
------------------------------------------- ---------------------------------
NET EXPENSES                                              0.15%
------------------------------------------- ---------------------------------

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

----------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and the U.S. Bond Index Portfolio, the master portfolio in which the U.S. Bond Index Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)
2 Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.15%.

Expense Example1(1)

-------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------
     $15          $193         $417         $1060
-------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.(1)
Actual costs may be higher or lower.

-----------------
1 Based on expenses, after fee waivers and reimbursements for the first 16 months only.

A detailed look
AT THE U.S. BOND INDEX FUND

OBJECTIVE
The Fund seeks to match, as closely as possible, before expenses, the performance of the Lehman Bond Index. While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX VERSUS ACTIVE MANAGEMENT
Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:
o indexing provides simplicity because it is a straightforward market-matching strategy;
o index funds generally provide diversification by investing in a wide variety of companies and industries;
o an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
o    index funds generally have low realization of capital gains.

STRATEGY
The Fund attempts to match the investment performance of the Lehman Bond Index over time by investing in a statistically selected sample of the securities in the Lehman Bond Index.


PRINCIPAL INVESTMENTS
Under normal circumstances, we pursue the Fund's objective by investing at least 80% of the Fund's assets in securities that are included in the Index. The Fund's securities are weighted to make the Fund's total investment characteristics similar to those of the Lehman Bond Index as a whole. Over the long term, the Investment Adviser seeks a correlation between the performance of the Fund, before expenses, and the Lehman Bond Index of 95% or better. (A figure of 100% would indicate perfect correlation.)

The Fund may hold up to 25% of its assets in short-term debt securities, money market instruments, stock index futures and options. Futures and options are considered derivatives because they "derive" their value from a traditional security (like a stock or bond), asset or index. Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. The Fund intends to buy futures in anticipation of buying stocks.

[SIDEBAR: Futures contracts and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund also invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.]

INVESTMENT PROCESS
The Fund normally does not hold every one of the 6,000 securities in the Lehman Bond Index. Instead it invests in a representative sample of the securities that make up the Index, which tracks four major classes of investment grade fixed-income securities. The chart below shows the proportion as of December 31, 1998 that each class has recently constituted of the market value of the Index. The Fund also attempts to match the Index's duration of [YEARS], an intermediate term.

--------------------------------------------------------------------- -------------------------------------
                        CLASS OF SECURITIES                                % OF MARKET VALUE OF INDEX
--------------------------------------------------------------------- -------------------------------------
U.S. Treasury and agency securities                                                    49
--------------------------------------------------------------------- -------------------------------------
Mortgage-backed securities                                                             30
--------------------------------------------------------------------- -------------------------------------
Corporate bonds                                                                        16
--------------------------------------------------------------------- -------------------------------------
Bonds issued outside the U.S. but payable in U.S. dollars                               4
--------------------------------------------------------------------- -------------------------------------
Other debt securities                                                                   1
--------------------------------------------------------------------- -------------------------------------

[Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.]

PORTFOLIO TURNOVER
The annual portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.


RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH BOND INVESTING IN GENERAL, WITH INDEX INVESTING AND WITH INVESTING IN BONDS.

PRIMARY RISKS

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the Fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the Fund have experienced a moderate level of short-term price fluctuation.

Tracking Error. There are several reasons that the Fund's performance may not match the Index exactly:
o Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading bonds.
o The composition of the Index and the bonds held by the Fund may occasionally diverge.
o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued.

Prepayment Risk. When a bond issuer, such as an issuer of mortgage-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Futures and Options. The Fund may invest, to a limited extent, in securities index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:
o    that the derivative will not fully offset the underlying positions;
o that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
o that the Fund cannot sell the derivative because of an illiquid secondary market.

If the fund invests in futures contracts and options on futures contracts for nonhedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for nonhedging purposes involve greater risks than other investments.

SECONDARY RISK

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:
o the companies in which the Fund invests, which could impact the value of the Fund's investments;
o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares; and
o our ability to trade securities held by the Fund or to accurately price securities held by the Fund.

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Portfolio Manager

LOUIS R. D'ARIENZO, Principal of Bankers Trust, is responsible for the day-to-day management of the Fund.
o    Joined Bankers Trust in 1981 and the Fund at its commencement in 1997.
o    16 years of investment experience.
o    Bachelor's degree in Finance from New York University.

The table below provides a picture of the Fund's financial performance since inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _________________________ , whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-368-4031.

FINANCIAL HIGHLIGHTS

                                                  -------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
                                                                                  FOR THE PERIOD
                                                                              JUNE 30, 1997(1) THROUGH
                                                            1998                 DECEMBER 31, 1997
                                                  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period                                                $10.00
                                                                                    ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                 0.33
Net Realized and Unrealized Gain on                                                   0.32
Investment Transactions                                                               ----

Total from Investment Operations                                                      0.65
                                                                                      ----
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                (0.32)
Net Realized Gain from Investment                                                    (0.04)
Transactions                                                                         ------

TOTAL DISTRIBUTIONS                                                                  (0.36)
                                                                                    ------
NET ASSET VALUE, END OF PERIOD                                                      $10.29
                                                                                    ======
TOTAL INVESTMENT RETURN                                                               6.52%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted)                                            $8,119
Ratios to Average Net Assets:
Net Investment Income                                                                 6.32%(2)
     Expenses, Including Expenses of the
       U.S. Bond Index Portfolio                                                      0.15%(2)
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses by
       Bankers Trust
 Portfolio Turnover Rate(3)                                                           0.71%(2)
                                                  -------------------------------------------------------

1    Commencement of operations.
2    Annualized.
3 The portfolio turnover rate is the rate for the master fund in which the Fund invests its assets.

         INSTITUTIONAL EQUITY 500 INDEX FUND
                  OVERVIEW OF THE BT INSTITUTIONAL EQUITY 500 INDEX FUND

00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE BT INSTITUTIONAL EQUITY 500 INDEX FUND
00       Objective
00       Strategy
00       Principal Investments
00       Investment Process
00       Portfolio Turnover
00       Risks
00       Portfolio Manager
00       Financial Highlights

Overview
OF THE INSTITUTIONAL EQUITY 500 INDEX FUND

GOAL:
The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies.

[THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES FROM SEVERAL INDUSTRIAL SECTORS REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL STOCKS PUBLICLY TRADED IN THE UNITED STATES, MOST OF WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE. STOCKS IN THE S&P 500 INDEX ARE WEIGHTED ACCORDING TO THEIR MARKET CAPITALIZATION (THE NUMBER OF SHARES OUTSTANDING MULTIPLIED BY THE STOCK'S CURRENT PRICE).]

CORE STRATEGY:
The Investment Adviser attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to replicate, before expenses, the risk and return characteristics of the S&P 500. The Fund will invest primarily in common stocks of companies that compose the S&P 500, in approximately the same weightings as the S&P 500.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:
o    Stocks could decline generally or could underperform other investments.
o Returns on large U.S. companies' stock could trail the returns of stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
o The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the underperformance of stocks selected by the Investment Adviser.
o The Fund could suffer losses on its futures and options positions if they are not well correlated with the securities for which they are acting as a proxy or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND
The Institutional Equity 500 Index Fund requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking the following:
o    capital appreciation over the long term;
o    exposure to the U.S. equity market as represented by larger companies; and
o    investment returns that track the performance of the S&P 500 Index.

There is, of course, no guarantee that the Fund will realize its goal.

You should NOT consider investing in the Fund if you are:
o    pursuing a short-term financial goal;
o    seeking regular income and stability of principal;
o    cannot tolerate fluctuations in the value of your investments; or
o    seeking to outperform the S&P 500 Index.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for the full calendar years since the Fund began selling shares on December 31, 1992 (its inception date). The table compares the Fund's average annual return with the S&P 500 Index over the last calendar year, the last five calendar years and since its inception. The S&P 500 Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks -- costs which are reflected in the Fund's results.

        Year-by-Year Returns for Each Full Calendar Year Since Inception
                                   [bar chart]

  1993          1994          1995          1996        1997        1998

Since inception, the Fund's highest return in any calendar quarter was ____% and its lowest quarterly return was ____%. Past performance offers no indication of how the Fund will perform in the future.

                 Average Annual Returns as of December 31, 1998

                                        1 year    5 year    Since inception
                                                             (December 31,
                                                                 1992)
BT Institutional Equity 500 Index Fund
S&P 500 Index

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Equity 500 Index Fund.

ANNUAL FEES AND EXPENSES
                                                PERCENTAGE OF AVERAGE
                                                   DAILY NET ASSETS(1)

Management Fees                                           0.075%
Distribution and Service (12b-1) Fees                      none
Other Fund Operating Expenses                             0.095%
Total Fund Operating Expenses                             0.17%
Less: Fee Waiver or Expense Reimbursement                (0.07%)(2)
Net Expenses                                              0.10%

--------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and Equity 500 Index Portfolio, the master fund in which the Equity 500 Index Fund invests its assets. (A further discussion of the relationship between the Fund and the Portfolio appears in the "Organizational Structure" section of this prospectus.)
2 Bankers Trust has agreed, for the 16-month period from the end of the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.10%.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

Expense Example(1)

-------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------
     $10          $47          $90           $217
-------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.(1) The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

------------
1 Based on expenses, after fee waivers and reimbursements for the first 16 months only.

A detailed look
AT THE INSTITUTIONAL EQUITY 500 INDEX FUND

OBJECTIVE
The Fund seeks to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P does not guarantee the accuracy and/or completeness of the S&P 500 Index or any data included herein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, owners of the Fund or the Portfolio, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.

INDEX VERSUS ACTIVE MANAGEMENT
Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:
o indexing provides simplicity because it is a straightforward market-matching strategy;
o index funds generally provide diversification by investing in a wide variety of companies and industries;
o an index fund's performance is predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;
o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
o    index funds generally have low realization of capital gains.

STRATEGY
To match the risk and return characteristics of the S&P 500 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields), closely match those of the securities in the S&P 500 Index. Over the long term, the Investment Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. (A figure of 100% would indicate perfect correlation.)

PRINCIPAL INVESTMENTS
The Fund will invest at least 80% of its assets in stocks of companies included in the S&P 500 Index, except Bankers Trust Corporation. The Fund's securities are weighted to make the Fund's total investment characteristics similar to those of the S&P 500 Index as a whole. The Investment Adviser may exclude or may remove any S&P stock from the Fund, if the Investment Adviser believes that the stock is illiquid or has impaired financial conditions or other extraordinary events.

The Fund may hold up to 20% of its assets in short-term debt securities, money market instruments and stock index futures and options. Futures and options are considered derivatives because they "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund intends to buy futures in anticipation of buying stocks.

[Futures contracts and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund also invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.]

INVESTMENT PROCESS
The Fund cannot as a practical matter hold every one of the 500 stocks in the S&P 500 Index. In an effort to run an efficient and effective strategy, the Fund uses the process of "optimization," a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected. In choosing smaller stocks, the Investment Adviser tries to match the industry and risk characteristics of all of the small companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.


PORTFOLIO TURNOVER
The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.

RISKS
Below we set forth some of the prominent risks associated with investing in general, with index investing and with investing in large-cap stocks.

PRIMARY RISKS

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market.

Tracking Error. There are several reasons that the Fund's performance may not track the Index exactly:
o Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.
o The composition of the Index and the stocks held by the Fund may occasionally diverge.
o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:
o    that the derivative will not fully offset the underlying positions;
o that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
o that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

SECONDARY RISKS

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgement of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeovers necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:
o The companies in which the Fund invests, which could impact the value of the Fund's investments;
o Our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares; and
o Our ability to trade securities held by the Fund or to accurately price securities held by the Fund.

We are working both internally and with our business partners and service providers to address this problem. If we - or our business partners, service providers, government agencies or other market participants - do not succeed, it could materially affect shareholder services or it could affect the value of the Fund's shares.

Portfolio Manager

FRANK SALERNO, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund's investments:
o    Joined Bankers Trust in 1981 and the Fund at its inception in 1992.
o    16 years of investment industry experience.
o    Bachelor's degree from Syracuse University, MBA from New York University.

The table below provides a picture of the Fund's financial performance since inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by ____________________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-368-4031.

Financial Highlights

INFORMATION
  CONCERNING ALL FUNDS

MANAGEMENT OF THE FUND

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's Investment Adviser. As Investment Adviser, Bankers Trust makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions.

The Funds paid the following fees to Bankers Trust for investment advisory services in the last fiscal year:

Fund                                 Percentage of Average Daily Net Assets
------------------------------------ --------------------------------------
Small Cap Index Fund                 0.07%
------------------------------------ --------------------------------------
EAFE(R)Equity Index Fund               0.14%
------------------------------------ --------------------------------------
U.S. Bond Index Fund                 0.03%
------------------------------------ --------------------------------------
Institutional Equity 500 Index Fund  0.10%
------------------------------------ --------------------------------------

As of December 31, 1998, Bankers Trust was the eighth largest bank holding company in the United States, with total assets of approximately $156 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 96 offices in more than 43 countries.

Bankers Trust's officers bring wide experience to managing the Fund. The firm's own record dates back to its founding as a trust company in 1903. It has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. Today, the assets under its global management exceed $338 billion. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

The Investment Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of the Fund's shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Investment Adviser's new parent company, will control the operations of the Investment Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust, or your broker or financial advisor, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:
o    keeping accurate, up-to-date records for your individual Fund account;
o    implementing any changes you wish to make in your account information;
o processing your requests for cash dividends and distributions from the Fund;
o answering your questions on the Fund's investment performance or administration;
o    sending proxy reports and updated prospectus information to you; and
o    collecting your executed proxies.

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. The Funds are "feeder funds" that invest all of their assets in a "master portfolio." The Funds and their corresponding Master Portfolio are listed below:

Fund                                   Master Portfolio
-------------------------------------- ---------------------------------
Small Cap Index Fund                   Small Cap Index Portfolio
-------------------------------------- ---------------------------------
EAFE(R) Equity Index Fund              EAFE(R) Equity Index Portfolio
-------------------------------------- ---------------------------------
U.S. Bond Index Fund                   U.S. Bond Index Portfolio
-------------------------------------- ---------------------------------
Institutional Equity 500 Index Fund    Equity 500 Index Portfolio
-------------------------------------- ---------------------------------

Each Fund and its master portfolio have the same investment objective. Each master portfolio is advised by Bankers Trust.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING A FUND'S SHARE PRICE
We calculate the daily price of each Fund's shares (also known as the "Net Asset Value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is OPEN FOR BUSINESS.

The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Price changes in the securities a Fund owns may ultimately affect the price of the Fund's shares the next time the NAV is calculated.)

We value the securities in a Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. You can find a Fund's daily share price in the mutual fund listings of most major newspapers.

OPEN FOR BUSINESS: THE EXCHANGE IS OPEN EVERY WEEK, MONDAY THROUGH FRIDAY, EXCEPT WHEN THE FOLLOWING HOLIDAYS ARE CELEBRATED: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY (THE THIRD MONDAY IN JANUARY), PRESIDENTS' DAY (THE THIRD MONDAY IN FEBRUARY), GOOD FRIDAY, MEMORIAL DAY (THE LAST MONDAY IN MAY), JULY 4TH, LABOR DAY (THE FIRST MONDAY IN SEPTEMBER), THANKSGIVING DAY (THE FOURTH THURSDAY IN NOVEMBER) AND CHRISTMAS DAY.

DIVIDENDS AND DISTRIBUTIONS
The Funds distribute substantially all of their dividends and capital gains to shareholders each year. Capital gains, if any, are paid annually. The Funds pay income dividends as described below:

Fund                                  Income Dividends Are Paid
------------------------------------- ------------------------------
Small Cap Index Fund                  Annually
------------------------------------- ------------------------------
EAFE(R) Equity Index Fund             Annually
------------------------------------- ------------------------------
U.S. Bond Index Fund                  Monthly
------------------------------------- ------------------------------
Institutional Equity 500 Index Fund   Quarterly
------------------------------------- ------------------------------

Distribution Options. The account applications for Small Cap Index Fund, EAFE(R) Equity Index Fund and U.S. Bond Index Fund have a section where you can elect to receive your dividend and capital gain distributions in one of four ways:
o You can direct us to reinvest all of your distributions in additional shares of the Fund.
o You can direct us to reinvest your capital gain distributions in additional shares of the Fund, and send you a check for your dividend distributions.
o    You can direct us to send you a check for all of your distributions.
o You can direct us to reinvest all of your distributions in shares of another BT mutual fund. You can only choose this option if you meet the account balance requirements for the selected fund.

We will automatically reinvest all of your distributions in shares of your Fund unless you choose one of the other three options on your account application. You can change your distribution option at any time by notifying BT Mutual Funds in writing.

If you have a retirement account, the Fund will automatically reinvest your distributions until you are older than 59-1/2 years. Once you reach that age, you can elect to receive your distributions in cash.

TAX CONSIDERATIONS
A Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gain distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

------------------------------------------ --------------------------
           TRANSACTION                            TAX STATUS
------------------------------------------ --------------------------
Income dividends                                Ordinary income
------------------------------------------ --------------------------
Short-term capital gain distributions           Ordinary income
------------------------------------------ --------------------------
Long-term capital gain distributions            Capital gains
------------------------------------------ --------------------------

Every year your Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss.

------------------------------------------------------------- ----------------------------------------------------------
                        TRANSACTION                                                  TAX STATUS
------------------------------------------------------------- ----------------------------------------------------------
You sell shares owned more than one year                      Capital gains or losses
------------------------------------------------------------- ----------------------------------------------------------
You sell shares owned for one year or less                    Gains treated as ordinary income; losses subject to
                                                              special rules
------------------------------------------------------------- ----------------------------------------------------------

The tax considerations for tax deferred accounts or nontaxable entities are different.

BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE THE TAX LAWS ARE SUBJECT TO CHANGE, WE RECOMMEND THAT YOU CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

BUYING AND SELLING FUND SHARES

CONTACTING THE BT MUTUAL FUNDS

By Phone                                1-800-368-4031
                                        (between 9:00 a.m. and
                                        6:00 p.m., Eastern time)

By Mail                                 P.O. Box 419210
                                        Kansas City, MO 64141-6210

By Overnight Mail                       210 West 10th Street, 8th floor
                                        Kansas City, MO 64105-1716

MINIMUM ACCOUNT INVESTMENTS

To open an account                   $5 million
To add to an account                 $100,000
Minimum account balance              $1 million

HOW TO OPEN YOUR FUND ACCOUNT

By mail
Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the BT Service Center.) Mail the completed application along with a check payable to the BT Fund you have selected to the BT Service Center. The addresses are shown under "Contacting the BT Mutual Funds".

By wire
Call the BT Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

TWO WAYS TO BUY AND SELL SHARES IN YOUR ACCOUNT

MAIL

Buying: Send your check, payable to the BT Fund you have selected, to the BT Service Center. The addresses are shown above under "Contacting the BT Mutual Funds." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "BT Funds" and include your account number and the names and numbers of the funds you have selected.

Selling: Send a signed letter to the BT Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. If you are selling shares of Small Cap Index Fund or EAFE(R) Equity Index Fund, you must leave at least $1,000 worth of shares in your account to keep it open. Unless exchanging into another BT Fund, you must submit a written authorization to sell shares in a retirement account.

WIRE

Buying: You may only buy shares by wire if your account is authorized to do so. Please note that you or your financial advisor must call the BT Service Center at 1-800-368-4031 to notify us in advance of a wire transfer purchase. Inform the BT Representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:      021001033
Attn:             Bankers Trust/BT Funds
DDA No.:          00-226-296
FBO:              (Account name)
                  (Account number)
Credit:           (Fund name and number)
                  Small Cap Index Fund - Institutional Class - 513
                  EAFE(R) Equity Index Fund - Institutional Class - 514
                  U.S. Bond Index Fund - Institutional Class - 511
                  Institutional Equity 500 Index Fund - 481

See your account statement for the account name and number.

Selling: You may only sell shares by wire if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial advisor or the BT Service Center at 1-800-368-4031. Inform the BT Representative of the amount of your redemption and receive your trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES
o After receiving your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.
o We accept payment for shares only in U.S. dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer.
o We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").
o You may place orders to buy and sell over the phone by calling your financial advisor or the BT Service Center at 1-800-368-4031. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the Fund or its agents have incurred. Unless you request a wire, we will send you a check.
o You may buy and sell shares of the Fund through authorized brokers and financial advisors as well as from BT Mutual Funds directly. The same terms and conditions apply. Specifically, once you place your order with a broker or financial advisor, it is considered received by the BT Service Center. It is then your broker or financial advisor's responsibility to transmit the order to the BT Service Center by the next business day. You should contact your broker or financial advisor if you have a dispute as to when your order was placed with the Fund.
o    We do not issue share certificates.
o    We process all sales orders free of charge.
o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day and no later than seven days.
o We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.
o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your financial advisor or the BT Service Center for more information.

o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or the BT Service Center for more information.
o During periods of heavy market activity, you may have trouble reaching the BT Service Center by telephone. If this occurs, you should make your request by mail.

EXCHANGE PRIVILEGE

You can exchange all or part of your shares for shares in another BT Mutual Fund up to four times. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to get a copy of that fund's prospectus and read it carefully. You may only order exchanges over the phone if your account is authorized to do so.

PLEASE NOTE THE FOLLOWING CONDITIONS:
o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.
o You may make the exchange by phone, letter or wire, if your account has the exchange by phone feature.
o If you are maintaining a taxable account, you may have to pay taxes on the exchange.
o You will receive a written confirmation of each transaction from the BT Service Center or your investment professional.
o Please note the following conditions on exchanges into and out of EAFE(R) Equity Index Fund and Institutional Equity 500 Index Fund:

o        We reserve the following rights:
     - The right to terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund in a calendar year.
     - The right to refuse exchanges into the Fund if we believe the Fund could not invest the proceeds from the new shares effectively according to its objective.
     - The right to restrict exchanges if we receive or anticipate simultaneous orders that could force the Fund to deviate from its investment objective. Such orders might occur in connection with so-called market timing strategies, in anticipation of or during periods of extreme market movements.

BACK COVER

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 1999, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                                BT SERVICE CENTER
                                 P.O. BOX 419210
                           KANSAS CITY, MO 64141-6210
                  OR CALL OUR TOLL-FREE NUMBER: 1-800-368-4031

You can find reports and other information about each Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

Small Cap Index Fund - Institutional Class Shares             CUSIP#
EAFE(R) Equity Index Fund - Institutional Class Shares
U.S. Bond Index Fund-Institutional Class Shares
Institutional Equity 500 Index Fund

BT Advisor Funds
BT Institutional Funds

811-7347
811-6071

[REDHERRING APPEARS ON LEFT SIDE OF PAGE WITH THE FOLLOWING INFORMATION] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.


                                             STATEMENT OF ADDITIONAL INFORMATION


                                                                  APRIL 30, 1999


BT INSTITUTIONAL FUNDS


o  BT INSTITUTIONAL EQUITY 500 INDEX FUND


BT ADVISOR FUNDS -- INSTITUTIONAL CLASS SHARES

o  U.S. BOND INDEX FUND
o  SMALL CAP INDEX FUND
o  EAFE(R) EQUITY INDEX FUND


BT Advisor Funds (the "Trust") is comprised of several funds. The funds listed above (each, a "Fund" and together the "Funds") are, with the exception of BT Institutional Equity 500 Index Fund, each a series of the Trust and offer two classes of shares (each a "Class" and collectively the "Classes"). This Statement of Additional Information describes the Institutional Class Shares. BT Institutional Equity 500 Index Fund is a series of BT Institutional Funds (the "Institutional Trust") (together with the Trust, the "Trusts").

Unlike other mutual funds, the Trusts seek to achieve the investment objective of each Fund by investing all the investable assets of the Fund in a diversified open-end management investment company (or a series thereof) having the same investment objective as such Fund. These investment companies are, respectively, BT Investment Portfolios and Equity 500 Index Portfolio. U.S. Bond Index Portfolio, Small Cap Index Portfolio and EAFE(R) Equity Index Portfolio are each a series of BT Investment Portfolios (each, a "Portfolio" and collectively, the "Portfolios").

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' investment adviser ("Adviser"), and to clients and customers of other organizations.

The Prospectuses for each Fund, dated April 30, 1999, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of a Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Bankers Trust service agent ("Service
Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in each Fund's Prospectus. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 1998, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 1998. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.

                              BANKERS TRUST COMPANY
             INVESTMENT ADVISER OF EACH PORTFOLIO AND ADMINISTRATOR


                            ICC DISTRIBUTORS, INC.
                                   DISTRIBUTOR

Two Portland Square         Portland, Maine  04101              1-800-730-1313

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..................................................................1

   Investment Objectives..........................................................................................1

   Investment Policies............................................................................................1
      Debt Securities.............................................................................................1
      Fixed Income Security Risk..................................................................................1
      Medium- and Small-Capitalization Stocks.....................................................................2
      Convertible Securities......................................................................................2
      U.S. Government Obligations.................................................................................2
      Short-Term Instruments......................................................................................3
      Certificates of Deposit and Bankers' Acceptances............................................................3
      Commercial Paper............................................................................................3
      Derivatives.................................................................................................3
      Illiquid Securities.........................................................................................3
      When-Issued and Delayed Delivery Securities.................................................................4
      Lending of Portfolio Securities.............................................................................5
      Repurchase Agreements.......................................................................................5
      Reverse Repurchase Agreements...............................................................................5
      Warrants....................................................................................................5
      Swap Agreements.............................................................................................5
      Ginnie Mae Certificates.....................................................................................7
      Fannie Mae Certificates.....................................................................................7
      Freddie Mac Certificates....................................................................................7
      Adjustable Rate Mortgages - Interest Rate Indices...........................................................7
      Asset-Backed Securities.....................................................................................8
      Mortgage-Backed Securities and Asset-Backed Securities--Types of Credit Support.............................8
      Stripped Mortgage-Backed Securities.........................................................................9
      Options on Securities.......................................................................................9
      Options on Securities Indices..............................................................................11
      Currency Exchange Transactions.............................................................................11
      Forward Currency Exchange Contracts........................................................................11
      Options on Foreign Currencies..............................................................................12

   Futures Contracts and Options on Futures Contracts............................................................13
      General....................................................................................................13
      Futures Contracts..........................................................................................14
      Options on Futures ContractS...............................................................................15
      Asset Coverage.............................................................................................16

   Additional Risk Factors.......................................................................................16
      Foreign Securities: Special Considerations Concerning the Pacific Basin....................................16
      Year 2000 Matters..........................................................................................17
      Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies..........................17
      Special Information Concerning Master-Feeder Fund Structure................................................18
      Rating Services............................................................................................19

                                       1


   Investment Restrictions.......................................................................................19
      Fundamental Policies.......................................................................................19
      Additional Restrictions....................................................................................20

   Portfolio Transactions and Brokerage Commissions..............................................................22


PERFORMANCE INFORMATION..........................................................................................24

   Standard Performance Information..............................................................................24

   Comparison of Fund Performance................................................................................25

   Economic and Market Information...............................................................................26


VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND.......................................................26

   Valuation of Securities.......................................................................................26

   Purchase of Shares............................................................................................27

   Redemption of Shares..........................................................................................29

   Additional Information About Selling Shares...................................................................30

   Redemptions and Purchases in Kind.............................................................................32

   Trading in Foreign Securities.................................................................................33


MANAGEMENT OF THE TRUSTS AND THE PORTFOLIOS......................................................................34

   Investment Adviser............................................................................................36

   Administrator.................................................................................................38

   Distributor...................................................................................................40

   Service Agent.................................................................................................40

   Custodian and Transfer Agent..................................................................................40

   Expenses......................................................................................................41

   Use of Name...................................................................................................41

   Banking Regulatory Matters....................................................................................41

   Counsel and Independent Accountants...........................................................................41

                                       2


ORGANIZATION OF THE TRUSTS.......................................................................................41


TAXATION.........................................................................................................43

   Taxation of the Funds.........................................................................................43

   Distributions.................................................................................................43

   Taxation of the Portfolios....................................................................................44

   Backup Withholding............................................................................................44

   Foreign Shareholders..........................................................................................44

   Other Taxation................................................................................................44

   Foreign Withholding Taxes.....................................................................................45


FINANCIAL STATEMENTS.............................................................................................45


APPENDIX.........................................................................................................46

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The following is a description of each Fund's investment objective . There can, of course, be no assurance that any Fund will achieve its investment objective(s).

BT Institutional Equity 500 Index Fund seeks to match as closely as possible (before expenses) the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") which emphasizes stocks of large U.S. Companies.

U.S. Bond Index Fund seeks to match as closely as possible (before expenses) the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), which emphasizes government and corporate investment grade debt securities.

Small Cap Index Fund seeks to match as closely as possible (before expenses) the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies.

EAFE(R) Equity Index Fund seeks to match as closely as possible (before expenses) the performance of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index with net dividends (the "EAFE Index"), which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

                              INVESTMENT POLICIES

Each Fund seeks to achieve its investment objective by investing all of its ASSETS in the corresponding Portfolio. The Trusts may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the respective Trust determines that it is in the best interests of the Fund to do so.


Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolios.

EQUITY SECURITIES. With the exception of the U.S. Bond Index Portfolio, each Portfolio may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities, l oans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

FIXED INCOME SECURITY RISK. Fixed Income Securities expose the Portfolio to four types of risk: (1)

Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates; (2) Income risk is the potential for a decline in a Portfolio's income due to falling market interest rates; (3) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio and (4) Prepayment risk or call risk is the likelihood that, during period of falling interest rates, securities with high sated interest rates will be prepaid (or " "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

MEDIUM- AND SMALL-CAPITALIZATION STOCKS. The Small Cap Index Portfolio may invest in medium- and small-capitalization stocks. Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the "S&P 500 Index". Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitively of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as larger company stocks rise, or rise in price as large company stocks decline.

CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream--generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security--a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

** 1 The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

** 2 U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit Banks and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

** 3 SHORT-TERM INSTRUMENTS. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Ratings Group ("S&P") or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see Appendix A to this SAI.

DERIVATIVES. Each Portfolio may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Portfolio and when consistent with the Portfolio's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolios, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolios could be adversely affected.


In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


** 4 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio identifies, as part of a segregated account , cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

LENDING OF PORTFOLIO SECURITIES. Each Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

* 3 moved from here; text not shown* 4 moved from here; text not shown* 2 moved from here; text not shownREPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory.

* 5 moved from here; text not shown* 6 MOVED FROM HERE; TEXT NOT SHOWN* 7
MOVED FROM HERE; TEXT NOT SHOWNREVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities.

Reverse repurchase agreements are considered to be borrowings by a Portfolio.

WARRANTS. Each Portfolio (except the Equity 500 Index Portfolio) may invest in warrants with respect to 5% of its assets (2% with respect to warrants not listed on the New York Stock Exchange or American Stock Exchange). Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

** 5 SWAP AGREEMENTS. Each Portfolio (except the Equity 500 Index Portfolio) may enter into swap agreements to the extent that obligations under such agreements represent not more than 10% of the Portfolio's total assets. Swap agreements are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Portfolio's portfolio.

Whether the use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Portfolio will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolios by the Internal Revenue Code of 1986, as amended (the "Code") may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Swap agreements also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Portfolio in the specific asset for which it is obligated to pay a return.

* 1 moved from here; text not shown** 6 Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, as amended (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have asset exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

** 7 This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.

GINNIE MAE CERTIFICATES. The Government National Mortgage Association ("Ginnie Mae") is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the U.S. Bond Index Portfolio will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans; (iii) fixed-rate growing equity mortgage loans; (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

FANNIE MAE CERTIFICATES. The Federal National Mortgage Association ("Fannie Mae") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage

Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. government.


Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed-rate and adjustable mortgage loans secured by multifamily projects.


FREDDIE MAC CERTIFICATES. The Federal Home Loan Mortgage Corporation ("Freddie Mac") is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

ADJUSTABLE RATE MORTGAGES - INTEREST RATE INDICES. Adjustable rate mortgages in which the U.S. Bond Index Portfolio invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

ASSET-BACKED SECURITIES. The asset-backed securities in which the U.S. Bond Index Portfolio may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES--TYPES OF CREDIT SUPPORT. The mortgage-backed securities in which the U.S. Bond Index Portfolio may invest are limited to those relating to residential mortgages. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The U.S. Bond Index Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

STRIPPED MORTGAGE-BACKED SECURITIES. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.


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NOT SHOWNOPTIONS ON SECURITIES. Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.


When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the

Portfolio wishes to acquire the securities at the exercise price.

A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees. Unless the Trustees conclude otherwise, each Portfolio intends to treat OTC options as not readily marketable and therefore subject to each Portfolio's 15% limit on investments in illiquid securities.


OPTIONS ON SECURITIES INDICES. In addition to options on securities, each Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

EAFE(R) Equity Index Portfolio may, to the extent allowed by Federal and state securities laws, invest in securitieS indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.


CURRENCY EXCHANGE TRANSACTIONS. Because each Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Portfolio from time to time may enter into currency exchange transactions to convert to and from different currencies and to convert currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the currency exchange market or uses forward contracts to purchase or sell currencies.

FORWARD CURRENCY EXCHANGE CONTRACTS. A forward currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in exchange rates, or prevent loss if the prices of these securities should decline.

Each Portfolio may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Portfolio will not routinely enter into currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

** 8 OPTIONS ON FOREIGN CURRENCIES. The EAFE(R) Equity Index Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

** 9 Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the EAFE(R) Equity Index Portfolio may purchase call optionS thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

** 10 The EAFE(R) Equity Index Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

** 11 Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the EAFE(R) Equity Index Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

** 12 The EAFE(R) Equity Index Portfolio may write covered call options on foreign currencies. A call option writteN on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cashor liquid securities in a segregated account with its custodian.

** 13 The EAFE(R) Equity Index Portfolio also may write call options on foreign currencies that are not covered foR cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

** 14 GENERAL. The successful use of futures contracts and options thereon draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

** 15 Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. Each Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. Each Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, Ginnie Mae modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by governments other than the U.S. government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

** 16 At the same time a futures contract is entered into, a Portfolio must allocate cash or securities as a deposit payment ("initial margin"). Initial margin deposits are set by exchanges and may range between 1% and 10% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

** 17 At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts (other than those that settle in cash such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.

** 18 The purpose of the acquisition or sale of a futures contract, in the case of a Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

** 19 Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. The assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cashor securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

** 20 The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate or currency exchange rate trends by the Adviser may still not result in a successful transaction.

** 21 In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolios, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. For example, when a Portfolio is not fully invested it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on an interest rate sensitive futures contract to hedge its portfolio against the risk of a decline in the price of debt securities due to rising interest rates.

** 22 The writing of a call option on a futures contract may constitute a partial hedge against declining prices of portfolio securities which are the same as or correlate with the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of intended portfolio securities which are the same as or correlate with the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

** 23 The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

ASSET COVERAGE. To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, a Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

** 24 The Board of Trustees of each Portfolio has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on continual basis to equitize cash so that the Portfolio may maintain 100% equity exposure. In compliance with current CFTC regulations, a Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

                             ADDITIONAL RISK FACTORS

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

** 25 FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING THE PACIFIC BASIN. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United

States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

** 26 The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

** 27 The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. The EAFE(R) Equity Index Portfolio's inability to dispose fully and promptly oF positions in declining markets will cause the Portfolio's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

** 28 Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

** 29 The EAFE(R) Equity Index Portfolio invests in securities denominated in currencies of Asian countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Portfolio's assets denominated in those currencies.

YEAR 2000 MATTERS. Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Bankers Trust and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Bankers Trust is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies, generally.

** 30 OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as principals, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments.

Forward contracts and options on foreign currencies traded over-the-counter involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities.

** 31 Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

** 32 The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

** 33 In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of a Fund or the corresponding Portfolio.

RATING SERVICES. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations and other securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS


FUNDAMENTAL POLICIES. The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

(1) borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause
(i) under the caption "Additional Restrictions" below (as an operating policy, the Portfolios may not engage in dollar roll transactions);

(2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

(5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

(6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.


(7) with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):


(i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Portfolio (Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Portfolio (Fund) contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Portfolios (Funds) have no current intention to engage in short selling);

(v)      invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund), unless permitted to exceed these imitations by an exemptive order of the SEC; provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);


(vii) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
         (i) is not traded flat or in default as to interest or principal; and
         (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

 (viii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio
         (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(ix) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
         (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.


Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.


Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing each Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the

Adviser in providing services to the Portfolios.

In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.


For the fiscal years ended December 31, 1998, 1997and 1996, Equity 500 Index Portfolio paid brokerage commissions in the amount of $_____, $341,058 and $289,791, respectively.

For the fiscal years ended December 31, 1998 and 1997, and for the period from July 10, 1996 (commencement of operations) to December 31, 1996, the Small Cap Index Portfolio, paid brokerage commissions in the amount of $_____, $64,041 and $55,569, respectively.

For the fiscal years ended December 31, 1998 and 1997, and for the period from January 24, 1996 (commencement of operations) to December 31, 1996, the EAFE Equity Index Portfolio, paid brokerage commissions in the amount of $_____, $33,474and $66,791, respectively.

For the fiscal year ended December 31, 1998, U.S. Bond Index Portfolio paid brokerage commissions in the amount of $______. For the period from June 30, 1997 (commencement of operations) to December 31, 1997, U.S. Bond Index Portfolio did not pay any brokerage commissions.

                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION


From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. Each Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

         Yield: Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. This difference may be significant for a Fund investing in a Portfolio whose investments are denominated in foreign currencies.

         Total return: Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by the corresponding Portfolio and changes in the expenses of the Fund or Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or reimburse certain operating expenses of a Fund or Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing such Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

         Performance Results: Total returns and yields are based on past results and are not an indication of future performance. Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

                         ECONOMIC AND MARKET INFORMATION

Advertising and sales literature of a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                            Valuation of Securities

Each Fund is open for business each day the the New York Stock Exchange, Inc. ("NYSE") is open, except that the EAFE(R) Equity Index Fund is open each day that the NYSE and the Tokyo Stock Exchange are open (a "Valuation Day"). Each Fund's net asset value ("NAV") per share is calculated as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time (the "Valuation Time"). The NAV per share is computed by dividing the value of each Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities attributable to the shares, by the total number of shares outstanding. The EAFE(R) Equity Index Fund will not process orders on any day when either the NYSE or the Tokyo Stock Exchange is closed. Orders received on such days will be priced on the next day the Fund computes its NAV. As such, investors may experience a delay in purchasing or redeeming shares of the Fund. Each Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

                               Purchase of Shares

Each Trust accepts purchase orders for shares of the Funds at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trusts' Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trusts and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before 4:00 p.m. Eastern time.

Certificates for Shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

The Institutional Trust and Bankers Trust have authorized one or more brokers to accept on the Institutional Trust's behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Institutional Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

MINIMUM INVESTMENTS

To Open an Account                                              $5 million

To Add to an Account                                              $100,000

Minimum Balance                                                 $1 million

The Funds and their service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums. Shares of a Fund may be offered to employees of Bankers Trust and their spouses and minor children without regard to the minimum initial investment requirements.

If you are new to BT Institutional Funds or BT Advisor Funds, complete and sign an account application and mail it along with your check to the address listed below. For an account application, call the BT Service Center at 1-800-368-4031.

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

If you have money invested in a fund in the BT Family of Funds, you can:

o        Mail an account application with a check,

o        Wire money into your account,

o Open an account by exchanging from another fund in the BT Family of Funds, or

o        Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

Additional Information About Buying Shares

           To Open an Account                                     To Add to an Account

By Wire    Call the BT Service Center at 1-800-368-4031 to        Call your Investment Professional or wire additional
           receive wire instructions for account establishment.   investment to:

                                                                  Routing No.:     021001033
                                                                  Attn:            Bankers Trust/IFTC Deposit
                                                                  DDA No.:         00-226-296
                                                                  FBO:             (Account name)
                                                                                   (Account Number)
                                                                  Credit:          BT Institutional Equity
                                                                                   500 Index Fund - 481
                                                                                   U.S. Bond Index Fund - 511
                                                                                   Small Cap Index Fund - 513
                                                                                   EAFE(R) Equity Index Fund - 514

                                                                                   Specify the complete name of the
                                                                                   Fund, including your account number
                                                                                   and your name.

By Phone   Contact your Service Agent, Investment Professional,   Contact your Service Agent, Investment Professional,
           or call BT's Service Center at 1-800-368-4031. If you  or call BT's Service Center at 1-800-368-4031. If
           are an existing shareholder, you may exchange from     you are an existing shareholder, you may exchange
           another BT account with the same registration,         from another BT account with the same registration,
           including name, address, and taxpayer ID number.       including name, address, and taxpayer ID number.

By Mail    Complete and sign the account application. Make your   Make your check payable to the complete name of the
           check payable to the complete name of the Fund of      Fund of your choice. Indicate your Fund account
           your choice. Mail to the appropriate address           number on your check and mail to the address printed
           indicated on the application.                          on your account statement.

                              REDEMPTION OF SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at the that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to change in market value. See "Minimum Investments" above for minimum balance amounts.

To sell Shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-368-4031.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o     Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o     The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a BT account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Additional Information About Selling Shares

By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-368-4031. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of shares to be redeemed, and mail to one of the following addresses:

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

Investor Services

BT Pyramid Mutual Funds and BT Advisors Funds provide a variety of services to help you manage your account.

Information Services

Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

o     Account statements (monthly)

o     Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-368-4031 if you need additional copies of financial reports.

Exchange Privilege

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" herein. Before making an exchange, please note the following:

o Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

o Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

o The Fund reserves the right to terminate or modify the exchange privilege in the future.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

Systematic Programs

To move money from your bank account to BT Advisor Funds

    Minimum          Minimum
    Initial         Subsequent              Frequency                           Setting up or changing
    -------         ----------              ---------                           ----------------------
    $1,000             $100            Monthly, bimonthly,       For a new account, complete the appropriate section
                                    quarterly or semi-annually   on the application. For existing accounts, call your
                                                                 Investment Professional for an application. To change
                                                                 the amount or frequency of your investment, contact
                                                                 your Investment Professional directly or call
                                                                 1-800-368-4031. Call at least 10 business days prior
                                                                 to your next scheduled investment date.

Systematic Withdrawal Program lets you set up periodic redemptions from your account.

    Minimum                 Frequency                                   Setting up or changing
    -------                 ---------                                   ----------------------
     $100              Monthly, quarterly,        To establish, call your Investment Professional or call
                    semi-annually or annually     1-800-368-4031 after your account is open. The accounts from which the withdrawals will be processed must have a minimum balance of
                                                  $10,000, other than retirement accounts subject to required minimum distributions.

Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this SAI.

o Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

o Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

                        REDEMPTIONS AND PURCHASES IN KIND

The Trusts , on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trusts, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the fund, the transaction fee will not be assessed. However, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                          TRADING IN FOREIGN SECURITIES


With respect to the EAFE(R) Equity Index Fund, trading in foreign cities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rates.


Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                   MANAGEMENT OF THE TRUSTS AND THE PORTFOLIOS

The Trusts and the Portfolios are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trusts and the Portfolios, neither the Trusts nor the Portfolios require employees other than their executive officers. None of the executive officers of the Trusts or the Portfolios devotes full time to the affairs of the Trusts or the Portfolios.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of such Trust and Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-5829.

                        TRUSTEES OF THE BT ADVISOR FUNDS

HARRY VAN BENSCHOTEN (birthdate: February 18, 1928) -- Trustee; Retired (since
1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance Company of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

MARTIN J. GRUBER (birthdate: July 15, 1937) -- Trustee; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964). His address is 229 S. Irving Street, Ridgewood, New Jersey 07450.

RICHARD J. HERRING (birthdate: February 18, 1946) -- Trustee; Vice Dean and Director, Wharton Undergraduate Division, Professor, Finance Department, The Wharton School, University of Pennsylvania. His address is The Wharton School, University of Pennsylvania, Finance Department, 3303 Steinberg Hall/Dietrich Hall, Philadelphia, Pennsylvania 19104.

BRUCE E. LANGTON (birthdate: May 10, 1931) -- Trustee; Retired; Director, Adela Investment Co. and University Patents, Inc.; formerly Assistant Treasurer of IBM Corporation (until 1986). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

                       TRUSTEES OF BT INSTITUTIONAL FUNDS

CHARLES P. BIGGAR (birthdate: October 13, 1930) -- Trustee; Retired; formerly Vice President of International Business Machines ("IBM") and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

RICHARD J. HERRING -- Trustee.

BRUCE E. LANGTON -- Trustee.

                           TRUSTEES OF THE PORTFOLIOS

CHARLES P. BIGGAR -- Trustee.

S. LELAND DILL (birthdate: March 28, 1930) -- Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Ltd.; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick;

Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                      OFFICERS OF THE TRUSTS AND PORTFOLIOS

Unless otherwise specified, each officer listed below holds the same position with each Trust and each Portfolio.

JOHN Y. KEFFER (BIRTHDATE: JULY 14, 1942) -- PRESIDENT AND CHIEF EXECUTIVE OFFICER; PRESIDENT, FORUM FINANCIAL GROUP. HIS ADDRESS IS 2 PORTLAND SQUARE, PORTLAND, MAINE 04101.

JOSEPH A. FINELLI (BIRTHDATE: JANUARY 24, 1957) -- TREASURER; VICE PRESIDENT,
BT ALEX. BROWN INCORPORATED AND VICE PRESIDENT, INVESTMENT COMPANY CAPITAL CORP. (REGISTERED INVESTMENT ADVISER), SEPTEMBER 1995 TO PRESENT; FORMERLY, VICE PRESIDENT AND TREASURER, THE DELAWARE GROUP OF FUNDS (REGISTERED INVESTMENT COMPANIES) AND VICE PRESIDENT, DELAWARE MANAGEMENT COMPANY INC. (INVESTMENTS), 1980 TO AUGUST 1995. HIS ADDRESS IS ONE SOUTH STREET, BALTIMORE, MARYLAND 21202.

DANIEL O. HIRSCH (BIRTHDATE: MARCH 27, 1954) -- SECRETARY; PRINCIPAL, BT ALEX. BROWN SINCE JULY 1998; ASSISTANT GENERAL COUNSEL IN THE OFFICE OF THE GENERAL COUNSEL AT THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION FROM 1993 TO 1998. HIS ADDRESS IS 2901 DORSET AVENUE, CHEVY CHASE, MARYLAND 20815.

MESSRS. KEFFER, FINELLI AND HIRSCH ALSO HOLD SIMILAR POSITIONS FOR OTHER INVESTMENT COMPANIES FOR WHICH ICC DISTRIBUTORS, OR AN AFFILIATE SERVES AS THE PRINCIPAL UNDERWRITER.

NO PERSON WHO IS AN OFFICER OR DIRECTOR OF BANKERS TRUST IS AN OFFICER OR TRUSTEE OF THE TRUSTS OR THE PORTFOLIOS. NO DIRECTOR, OFFICER OR EMPLOYEE OF
ICC DISTRIBUTORS OR ANY OF ITS AFFILIATES WILL RECEIVE ANY COMPENSATION FROM THE TRUSTS OR THE PORTFOLIOS FOR SERVING AS AN OFFICER OR TRUSTEE OF THE TRUSTS OR THE PORTFOLIOS.

AS OF _______ __, 1999, the Trustees and officers of the Trusts and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or Trust (all series taken together).

                           TRUSTEE COMPENSATION TABLE

                               AGGREGATE                  AGGREGATE               AGGREGATE        TOTAL COMPENSATION
NAME OF PERSON,            COMPENSATION FROM          COMPENSATION FROM BT      COMPENSATION       FROM FUND COMPLEX
POSITION                    BT ADVISOR FUNDS*         INSTITUTIONAL FUNDS**    FROM PORTFOLIOS+    PAID TO TRUSTEES++
------------               ------------------         ---------------------    ----------------    ------------------
* 34 moved from here; text not shown
Harry Van Benschoten,
Trustee of BT Advisor
Funds and BT
Institutional Funds                 $______                   N/A                       N/A               $______

* 35 moved from here; text not shown ** 34 Martin J. Gruber,
Trustee of BT Advisor
Funds and BT
Institutional Funds                 $______                   N/A                       N/A               $______
Richard J. Herring


                                       37

Trustee of BT Advisor
Funds                               $______                   $______                   N/A               $______

** 35 Bruce E. Langton
Trustee of BT Advisor
Funds                               $______                   $______                   N/A               $______
Charles P. Biggar,
Trustee of Portfolios               N/A                       $______                   $_____            $______
S. Leland Dill,
Trustee of Portfolios               N/A                     N/A                         $_____            $______
Philip Saunders, Jr.,
Trustee of Portfolios               N/A                     N/A                         $_____            $______
------------------------------------------------------------------------------------------------------------------------

* The information provided is for the BT Advisor Funds which is comprised of 4 funds. Information provided is for the year ended December 31, 1998.

** The information provided is for the BT Institutional Funds which is comprised of 10 funds. Information provided is for the year ended December 31, 1998.

+ The information provided is for the Equity 500 Index Portfolio and BT Institutional Portfolios. Information provided is for the year ended December 31, 1998.

++ Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation provided is for the calendar year ended December 31, 1998.

As of ______, __, 1999, the following shareholders of record owned 5% or more of the outstanding shares of the Equity 500 Index Fund: [TO BE PROVIDED]

As of ______, __, 1999, the following shareholders of record owned 5% or more of the outstanding Institutional Class Shares of the EAFE Equity Index Fund:
[TO BE PROVIDED]

As of ______, __, 1999, the following shareholders of record owned 5% or more of the outstanding Institutional Class Shares of the Small Cap Index Fund: [TO BE PROVIDED]

As of ______, __, 1999, the following shareholders of record owned 5% or more of the outstanding Institutional Class Shares of the U.S. Bond Index Fund: [TO BE PROVIDED]

                              INVESTMENT ADVISER

The Trusts have not retained the services of an investment adviser since each Trust seeks to achieve the investment objective of each of its Funds by investing all the assets of each Fund in the corresponding Portfolio. The Portfolios have retained the services of Bankers Trust as investment adviser.

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. [As of March 31, 1998,

Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $150 billion.] [The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.]

Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreements"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of a Portfolio are placed by the Adviser with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. A Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. Each Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust. Bankers Trust may perform the above duties or it may delegate such responsibilities to the Sub-Investment Adviser as defined herein.

The Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Company would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of the Funds' shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Adviser's new parent company, will control the operations of the Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Funds will be maintained at their current level.

Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, ICC Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

The Investment Advisory Agreements provide for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to 0.15% of the average daily net assets of the U.S. Bond Index Portfolio and the Small Cap Index Portfolio, 0.075% of the average daily net assets of the Equity 500 Index Portfolio and 0.25% of the average daily net assets of the EAFE(R) Equity Index Portfolio.

For the fiscal years ended December 31, 1998, 1997and 1996, Bankers Trust earned $_____, $2,430,147and $1,505,963 , respectively, as compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same periods, Bankers Trust reimbursed $_____, $1,739,490and $870,024, respectively, to the Portfolio to cover expenses.

For the fiscal years ended December 31, 1998 and 1997, and for the period from July 1, 1996 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____, $123,632 and $34,759, respectively, for investment advisory services provided to the Small Cap Index Portfolio. During the same periods, Bankers Trust reimbursed $_____, $107,835 and $26,968, respectively, to the Portfolio to cover expenses.

For the fiscal years ended December 31, 1998 and 1997, and for the period from January 24, 1996 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____, $113,810 and $68,584, respectively, for investment advisory services provided to the EAFE Equity Index Portfolio. During the same periods, Bankers Trust reimbursed $_____, $28,070 and $30,591, respectively, to the Portfolio to cover expenses.

For the fiscal year ended December 31, 1998 and for the period from June 30, 1997 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____ and $33,131, respectively, for investment advisory services provided to the U.S. Bond Index Portfolio. During the same periods, Bankers Trust reimbursed $_______ and $39,527 to the Portfolio to cover expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

The prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

                                  ADMINISTRATOR

Under its Administration and Services Agreements with the Trusts, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.20% of the average daily net assets of the U.S. Bond Index Fund and the Small Cap Index Fund, 0.30% of the average daily net assets of the BT Investment Equity 500 Index Fund and 0.15% of the average daily net assets of the EAFE(R) Equity Index Fund.

Under Administration and Services Agreements with each Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the average daily net assets of the U.S. Bond Index Portfolio and the Small Cap Index Portfolio, and 0.10% of the average daily net assets of the EAFE(R) Equity Index Portfolio. The Administration and Services Agreements provides for the Equity 500 Index Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to the lesser of 0.05% of the average daily net assets of the Portfolio or an amount that brings the total operating expenses of the Portfolio to 0.08% of the average daily net assets of the Portfolio. Under the Administration and Services Agreements, the Adviser may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Adviser's expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trusts and the Portfolios reasonably deem necessary for the proper administration of the Trusts or the Portfolios. Bankers Trust will: generally assist in all aspects of each class of shares of each Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), FSC performs such sub-administration duties for the Trusts and the Portfolios as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

For the fiscal years ended December 31, 1998 and 1997, and for the period from July 10, 1996 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____, $113,569 and $26,726, respectively as compensation for administrative and other services provided to Small Cap Index Fund-Institutional Class Shares. During the same periods, Bankers Trust reimbursed $_____, $106,928 and $69,671, respectively to Small Cap Index Fund-Institutional Class Shares to cover expenses.

For the fiscal years ended December 31, 1998 and 1997, and for the period from January 24, 1996 (commencement of operations to December 31, 1997, Bankers Trust earned $_____, $65,464 and $41,404, respectively, as compensation for administrative and other services provided to EAFE(R) Equity Index Fund-Institutional Class Shares. During the same periods, Bankers Trust reimbursed $_____, $118,022 and $104,356, respectively, to EAFE(R) Equity Index Fund-Institutional Class Shares to cover expenses.

For the fiscal years ended December 31, 1998, 1997and 1996, Bankers Trust earned $_____, $724,120and $541,924, respectively, for administrative and other services provided to the BT Institutional Equity 500 Index Fund. During the same periods, Bankers Trust reimbursed $_____, $525,736and $658,635, respectively to BT Institutional Equity 500 Index Fund to cover expenses.

For the fiscal year ended December 31, 1998, and for the period from June 30, 1997 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____ and $19,528, respectively, for administrative and other services provided to the U.S. Bond Index Fund-Institutional Class Shares. During the same periods, Bankers Trust reimbursed $_____ and $52,269, respectively, to U.S. Bond Index Fund-Institutional Class Shares to cover expenses.

For the fiscal years ended December 31, 1998 and 1997, and for the period from July 10, 1996 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____, $41,211and $11,586, respectively, as compensation for administrative and other services provided to the Small Cap Index Portfolio.

For the fiscal years ended December 31, 1998 and 1997, and for the period from January 24, 1996 to December 31, 1997, Bankers Trust earned $_____, $45,524 and $27,433, respectively, as compensation for administrative and other services provided by the EAFE Equity Index Portfolio.

For the fiscal years ended December 31, 1998, 1997and 1996, Bankers Trust earned $_____, $1.215,073and $752,981, respectively, as compensation for administrative and other services provided to the Equity 500 Index Portfolio.

For the fiscal year ended December 31, 1998 and for the period from June 30, 1997 (commencement of operations) to December 31, 1997, Bankers Trust earned $_____ and $11,044, respectively, as compensation for administrative and other services provided to the U.S. Bond Index Portfolio.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund or Class, Bankers Trust will reimburse that Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to any Fund or Class is 2.50% of the Fund's or Class' first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

                                   DISTRIBUTOR

ICC Distributors is the principal distributor for shares of each Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                  SERVICE AGENT

All shareholders must be represented by a Service Agent. The Adviser acts as a Service Agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Trusts and for the Portfolios pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trusts and of each Portfolio pursuant to the respective administration and services agreements. Under its transfer agency agreement with the Trusts, Bankers Trust maintains the shareholder account records for each Class of shares of each Fund, handles certain communications between shareholders and the Trusts and causes to be distributed any dividends and distributions payable by the Trusts. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                    EXPENSES

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                                   USE OF NAME

The Trusts and Bankers Trust have agreed that each Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolios. The Trusts have acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

Each Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for each Trust, but there would be no other material effect on the Trusts, their shareholders or activities.

                           BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trusts and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trusts and each Portfolio. PricewaterhouseCoopers LLP, 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trusts and each Portfolio.

                           ORGANIZATION OF THE TRUSTS

* 36 MOVED FROM HERE; TEXT NOT SHOWNTHE TRUST WAS ORGANIZED ON JULY 24, 1995 AND THE INSTITUTIONAL TRUST WAS ORGANIZED ON MARCH 26, 1990 UNDER THE LAWS OF THE COMMONWEALTH OF MASSACHUSETTS. EACH FUND IS A MUTUAL FUND: AN INVESTMENT THAT POOLS SHAREHOLDERS' MONEY AND INVESTS IT TOWARD A SPECIFIED GOAL. EACH FUND IS A SEPARATE SERIES OF THE TRUST EXCEPT FOR THE BT INSTITUTIONAL EQUITY 500 INDEX FUND WHICH IS A SEPARATE SERIES OF THE INSTITUTIONAL TRUST. THE TRUSTS OFFER SHARES OF BENEFICIAL INTEREST OF SEPARATE SERIES, PAR VALUE $0.001 PER SHARE. THE SHARES OF THE OTHER SERIES OF THE TRUSTS ARE OFFERED THROUGH SEPARATE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION. NO SERIES OF SHARES HAS ANY PREFERENCE OVER ANY OTHER SERIES. THE TRUSTS ALSO RESERVE THE RIGHT TO ISSUE MORE THAN ONE CLASS OF SHARES OF EACH FUND.

The Trusts are an entities commonly known as "Massachusetts business trusts." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and each Trust itself was unable to meet its obligations, a possibility that the Trusts believe is remote. Upon payment of any liability incurred by the Trusts, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trusts. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

Each of the U.S. Bond Index Portfolio, Small Cap Index Portfolio and EAFE(R) Equity Index Portfolio is a separate series of BT Investment Portfolios, a New York master trust fund. The Equity 500 Index Portfolio is a New York trust. The Trusts, BT Investment Portfolios and the Equity 500 Index Portfolio each reserve the right to add additional series in the future.

The Declarations of Trust of the BT Investment Portfolios and the Equity 500 Index Portfolio provide that each Fund and other entities investing in the corresponding Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trusts believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio.

The Trusts or Portfolios may hold special meetings and mail proxy materials. These meetings may be called to elect or remove trustees, change fundamental policies, approve a Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Trusts' Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of each Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of each Fund are not entitled to vote on trust matters that do not affect the Fund. All series of a Trust will vote together on certain matters, such as electing trustees or approving independent public accountants. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office, will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

** 36 Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

As of _______ __, 1999, the following shareholders of record owned 25% or more of the voting securities of the BT Institutional Equity 500 Index Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

As of _______ __, 1999, the following shareholders of record owned 25% or more of the voting securities of the U.S. Bond Index Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

As of _______ __, 1999, the following shareholders of record owned 25% or more of the voting securities of the Small Cap Index Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

As of _______ __, 1999, the following shareholders of record owned 25% or more of the voting securities of the EAFE(R) Equity Index Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

                                    TAXATION

                              TAXATION OF THE FUNDS

Each Fund intends to continue to qualify annually as a regulated investment company under the Code. As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability. The

Funds also do not anticipate paying any excise taxes. The Funds' dividends and distributions will not qualify for the dividends-received deduction for corporations.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

                                  DISTRIBUTIONS

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Fund (except the U.S. Bond Index Fund) distributes income dividends annually. U.S. Bond Index Fund declares income dividends daily and distributes such dividends monthly. In addition, each Fund will distribute net capital gains, if any, at least annually and potentially semi-annually, if required, to remain in compliance with the applicable tax regulations. Unless a shareholder instructs the Trusts to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund that paid the dividend or distribution.

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a taxable amount, and a cost basis in each such share, equal to the net asset value of a share of the Fund on the reinvestment date. Distributions declared to shareholders of record in October, November or December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the part year. Mutual fund dividends from U.S. government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. Shareholders should consult their own tax adviser concerning the application of federal, state and local taxes to the distributions they receive from the Fund.

You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

                           TAXATION OF THE PORTFOLIOS

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                               BACKUP WITHHOLDING

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Each Portfolio is organized as a New York trust. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

                            FOREIGN WITHHOLDING TAXES


Income received by a Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.


                              FINANCIAL STATEMENTS


The financial statements for the Funds and the Portfolios for the period ended December 31,1998, are incorporated herein by reference to the Funds' Annual Reports dated December 31, 1998. A copy of a Fund's Annual Report may be obtained without charge by contacting the Fund.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             INVESTMENT ADVISER OF EACH PORTFOLIO AND ADMINISTRATOR
                              BANKERS TRUST COMPANY


                                   DISTRIBUTOR
                            ICC DISTRIBUTORS, INC.


                          CUSTODIAN AND TRANSFER AGENT
                              BANKERS TRUST COMPANY


                             INDEPENDENT ACCOUNTANTS
                          PRICEWATERHOUSECOOPERS LLP


                                     COUNSEL
                            WILLKIE FARR & GALLAGHER


                              --------------------

         No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                              --------------------

Cusips:
05576L700
05576L809
05576L882
05576L874
055922751

COMBADV400 (4/98)

PART C   OTHER INFORMATION
ITEM 23.

     (a)  (i) Declaration of Trust of the Trust; 1
          (ii) Seventh Amended and Restated Establishment and Designation of Series and Classes of Shares; filed herewith
     (b)  Copy of By-Laws of the Trust; 1
     (c) Copy of Specimen stock certificates for shares of beneficial interest of the Trust; 2
     (d)  Not applicable;
     (e)  Conformed Copy of Distributor's Contract; filed herewith
     (f)  Not applicable;
     (g) Conformed Copy of Custodian Agreement between the Registrant and Bankers Trust Company; 3
          (i) Conformed copy of Cash Services Addendum to Custodian Agreement; filed herewith
          (ii) Conformed Copy of Amendment #1 to Exhibit A of the Custodian Agreement; filed herewith
     (h)  (i) Administration and Services Agreement; 2
          (ii) Exhibit D to the Administration and Services Agreement; 5
          (iii) Transfer Agency Agreement; 3
          (vi) Conformed copy of Expense Limitation Agreement - to be filed;
     (i)  Not applicable;
     (j)  Consent of Independent Accountants - to be filed;
     (k)  Not applicable;
     (l)  Copy of Initial capital Understanding; 3
     (m)  Not applicable;
     (n)  Financial Data Schedules - to be filed;
     (o)  Rule 18f-3 Plan; 4.
-----------------------------------
1. Incorporated by reference to the Registration Statement on Form N-1A ("Registration Statement") as filed with the Commission on August 24, 1995.
2. Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement as filed with the Commission on January 3, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on August 1, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement as filed with the Commission on April 30, 1998.


ITEM 24. Persons Controlled by or Under Common Control with Registrant:

Not applicable.

ITEM 25. Indemnification:

Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on August 1, 1996.

ITEM 26. Business and Other Connections of Investment Adviser:

Bankers Trust serves as investment adviser to each Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired Senior Vice President and Director, International Business Machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman Emeritus of Amherst College; and Chairman of the Colonial Williamsburg Foundation.

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice Chairman and Chief Financial Officer, Bankers Trust Company and Bankers Trust Corporation; Beneficial owner, General Partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; and Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust Corporation; Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group plc.

Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emeritus, Cornell University.

George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

Item 27.          Principal Underwriters:

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Investment Funds, BT Institutional Funds and BT Pyramid Mutual Funds.

(b)

        (1)                            (2)                           (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

John Y. Keffer                 President                             None
Two Portland Square
Portland, ME 04101

Sara M. Morris                 Treasurer                             None
Two Portland Square
Portland, ME 04101

David I. Goldstein             Secretary                             None
Two Portland Square
Portland, ME 04101

Benjamin L. Niles              Vice President                        None
Two Portland Square
Portland, ME 04101

Margaret J. Fenderson          Assistant Treasurer                   None
Two Portland Square
Portland, ME 04101

Dana L. Lukens                 Assistant Secretary                   None
Two Portland Square
Portland, ME 04101

Nanette K. Chern               Chief Compliance Officer              None
Two Portland Square
Portland, ME 04101

(c) None


ITEM 28. Location of Accounts and Records:

BT ADVISOR FUNDS (Registrant): One South Street, Baltimore, MD 21202

BANKERS TRUST COMPANY (Investment Adviser, Administrator, Custodian and Transfer Agent): 130 Liberty Street, New York, NY 10006

ICC Distributors, Inc. (Distributor): Two Portland Square, Portland, Maine 04101

ITEM 29. Management Services:

Not applicable.

ITEM 30. Undertakings:

The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT ADVISOR FUNDS has duly caused this Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th Day of February, 1999

                                    BT ADVISOR FUNDS

                                    By: /s/ Daniel O. Hirsch
                                        Daniel O. Hirsch, Secretary
                                        February 26, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                TITLE                     DATE
----                                -----                     ----

By:      /s/ Daniel O. Hirsch       Secretary                 February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y Keffer                       Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Princpal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER**           Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Filed herewith.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement as filed with the Commission on February 5, 1997.

                                   SIGNATURES

BT INVESTMENT PORTFOLIOS has duly caused this Post Effective Amendment No. 8 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the day of February 26th, 1999.

                                                BT INVESTMENT PORTFOLIOS

                                            By:    /s/ Daniel O. Hirsch
                                                   Daniel O. Hirsch, Secretary
                                                   February 26, 1999

         This Post Effective Amendment No. 8 to the Registration Statement of BT Advisor Funds has been signed below by the following persons in the capacities indicated with respect to Small Cap Index Portfolio, EAFE(R) Equity Index Portfolio and U.S. Bond Index Portfolio, each a series of BT INVESTMENT PORTFOLIOS.

NAME                                        TITLE                    DATE
----                                        -----                    ----

By:      /s/ Daniel O. Hirsch       Secretary                  February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y Keffer                       Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Princpal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ CHARLES P. BIGGAR**             Trustee
Charles P. Biggar

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Filed herewith.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement as filed with the Commission on February 5, 1997.

                                Power of Attorney

         The undersigned Trustees and officers, as indicated respectively below, of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, and BT Advisor Funds (each, a "Trust") and, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short/Intermediate U.S. Government Securities Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, Capital Appreciation Portfolio, Intermediate Tax Free Portfolio, and BT Investment Portfolios (each, a "Portfolio Trust") each hereby constitutes and appoints the Secretary, each Assistant Secretary and each authorized signatory of each Trust and each Portfolio Trust, each of them with full powers of substitution, as his true and lawful attorney-in-fact and agent to execute in his name and on his behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by a Trust or a Portfolio Trust with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or Portfolio Trust to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned each hereby ratifies and confirms as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned each hereby revokes any Powers of Attorney previously granted with respect to any Trust or Portfolio Trust concerning the filings and actions described herein.

         IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand as of the 31st day of December, 1998.

SIGNATURES                                         TITLE

                           President and Chief Executive Officer of each Trust
/s/ JOHN Y. KEFFER         and Portfolio Trust
John Y. Keffer

/s/ JOSEPH A. FINELLI      Treasurer (Principal Financial and Accounting
Joseph A. Finelli          Officer) of each Trust and Portfolio Trust

                                                                      Appendix I

                                BT ADVISOR FUNDS

                 Seventh Amended and Restated Establishment and
                 Designation of Series and Classes of Shares of
               Beneficial Interest (par value $0.00001 per share)
                            Dated as of June 10, 1998

         The undersigned, being the Trustees of BT Advisor Funds, a Massachusetts business trust (the "Trust"), acting pursuant to Article VI,
Section 6.9 and Article IX, Section 9.3(a) of the Declaration of Trust dated July 24, 1995, as amended from time to time (the "Declaration"), and pursuant to the resolutions adopted by the Trustees on June 10, 1998, do hereby amend and restate the Establishment and Designation of Series and Classes of the Trust dated as of June 9, 1998 in its entirety for the purposes of (1) abolishing the following previously established and designated Series, in which there are no Shares outstanding:

                            International Equity Fund
                            Capital Appreciation Fund
                                 Growth Fund --
                             INTERMEDIARY CLASS AND
                           INSTITUTIONAL CLASS SHARES
                            Growth and Income Fund --
                             INTERMEDIARY CLASS AND
                           INSTITUTIONAL CLASS SHARES
                            Pacific Basin Equity Fund
                           Latin American Equity Fund
                        Global High Yield Securities Fund
                                 Small Cap Fund;

and (2) redesignating certain Classes of Shares as further described herein; as follows:

         A.       Establishment and Designation of Series

         1. Pursuant to Section 6.9 of the Declaration, the Trust is divided into four series of Shares of beneficial interest (each a "Fund" and collectively the "Funds") designated as follows:

                      Equity 500 Equal Weighted Index Fund
                              U.S. Bond Index Fund
                             EAFE Equity Index Fund
                              Small Cap Index Fund

and each Fund shall have the following special and relative rights:

         2. Each Fund shall be authorized to hold cash, invest in securities, instruments and other properties and use investment techniques as from time to time described in the Trust's then currently effective registration statement under the Securities Act of 1933, as amended, to the extent pertaining to the offering of Shares of such Fund. Each Share of a Fund shall be redeemable, shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters which Shares of the Fund shall be entitled to vote, shall represent a pro rata share of the net assets of the Fund upon liquidation of the Fund, all as provided in Section 6.9 of the Declaration. The proceeds of sales of Shares of a Fund, together with any income and gain thereon, less any diminution or expenses thereof, shall irrevocably belong to that Fund unless otherwise required by law.

         3. Shareholders of each Fund shall vote separately as a class on any matter to the extent required by, and any matter shall be deemed to have been effectively acted upon with respect to the Fund as provided in, Rule 18f-2, as from time to time in effect, under the Investment Company Act of 1940, as amended, or any successor rule, and by the Declaration.

         4. The assets and liabilities of the Trust shall be allocated among the Funds as set forth in Section 6.9 of the Declaration.

         5. Subject to the provisions of Section 6.9 and Article IX of the Declaration, the Trustees (including any successor Trustees) shall have the right at any time and from time to time to reallocate assets and expenses, to change the designation of any Fund or any other series hereafter created, or otherwise to change the special and relative rights of any Fund or any other such series.

         B.       Establishment and Designation of Classes

         1. The previously designated Advisor Class Shares of each of the following Funds are hereby redesignated "Institutional Class Shares", and each such Fund shall have one Class of Shares outstanding, "Institutional Class Shares":

                      Equity 500 Equal Weighted Index Fund
                              U.S. Bond Index Fund
                             EAFE Equity Index Fund
                              Small Cap Index Fund

         2. An unlimited number of Institutional Class Shares shall be authorized for issuance, shares of such Class to be issued for such consideration as set forth from time to time in the respective prospectus describing the Shares of each Class, as each such prospectus may be amended or supplemented from time to time, and that such Shares, when issued for consideration described in the respective prospectus, shall be validly issued, fully paid and non-assessable by the Trust.

         3. The following liabilities, expenses, costs, charges and reserves shall be specifically allocated and charged to the respective Class of a Fund incurring such liabilities, expenses, costs, charges or reserve: administrative service fees, state securities registration fees, expenses of shareholder meetings relating to matters to be acted upon exclusively by one or more specified classes, and other expenses if, as determined by the Treasurer or any Assistant Treasurer, such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, provided however, that no liabilities, expenses, costs, charges or reserves shall be allocated and charged to any particular Class of a Fund if such allocation and charge would cause the Fund to fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, or adversely affect its right to claim a dividend paid deduction thereunder; and

         4. Subject to the provisions of Section 6.9 and Article IX of the Declaration, the Trustees (including any successor Trustees) shall have the right at any time and from time to time to reallocate assets and expenses, to change the designation of any Class of any Fund now or hereafter created, or otherwise to change the special and relative rights of any Class of any Fund now or hereafter created.

         IN WITNESS WHEREOF, the undersigned have signed this instrument as of June 10, 1998. This instrument may be executed by the Trustees on separate counterparts but shall be effective only when signed by a majority of the Trustees.

/s/ Bruce E. Langton                           /s/ Martin J. Gruber
Bruce E. Langton                               Martin J. Gruber
As Trustee and not Individually                As Trustee and not Individually


/s/ Harry Van Benschoten                       /s/ Richard J. Herring
Harry Van Benschoten                           Richard J. Herring
As Trustee and not Individually                As Trustee and not Individually

                                BT ADVISOR FUNDS
                             DISTRIBUTION AGREEMENT


         AGREEMENT made as of the 11th day of August, 1998, by and between BT Advisor Funds, a Massachusetts business trust, with its principal office and place of business at 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006, (the "Trust"), and ICC Distributors, Inc., a Delaware corporation with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Distributor").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, may issue its shares of beneficial interest (the "Shares") in separate series and classes and continuously offers for sale its Shares to the public; and

         WHEREAS, the Distributor is registered under the Securities Exchange Act of 1934, as amended ("1934 Act"), as a broker-dealer and is engaged in the business of selling shares of registered investment companies either directly to purchasers or through other securities dealers;

         WHEREAS, the Trust offers Shares in one or more series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 16 hereof, being herein referred to as a "Series," and collectively as the "Series") and the Trust offers shares of one or more classes (each such class together with all other classes subsequently established by a Series being herein referred to as a "Class," and collectively as the "Classes");

         WHEREAS, the Trust desires that the Distributor offer the Shares of each Series and Class thereof to the public and the Distributor is willing to provide those services on the terms and conditions set forth in this Agreement in order to promote the growth of the Trust and facilitate the distribution of the Shares;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and the Distributor hereby agree as follows:

         SECTION 1.  DELIVERY OF DOCUMENTS AND APPOINTMENT

         (a) The Trust has delivered to the Distributor properly certified or authenticated copies of its Declaration of Trust and Bylaws (collectively, as amended from time to time, "Organic Documents"), the Trust's Notification of Registration filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to Section 8(a) of the 1940 Act on Form N-8A under the 1940 Act, the Trust's Registration Statement and all amendments thereto filed with the SEC pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement") and its current Prospectuses and Statements of Additional Information (collectively, as currently in effect and as amended or supplemented, the "Prospectus") and shall promptly furnish the Distributor with all amendments of or supplements to the foregoing, each properly certified or authenticated. In addition, the Trust shall furnish the Distributor with properly certified or authenticated copies of all documents, notices and reports filed with the SEC.

         (b) The Trust has delivered to the Distributor certified copies of the resolutions of the Board of Trustees (the "Board") authorizing the appointment of the Distributor as distributor and approving this Agreement.

         (b) The Trust hereby appoints the Distributor as its principal underwriter and distributor to sell its Shares to the public and hereby agrees during the term of this Agreement to sell its Shares to the Distributor upon the terms and conditions herein set forth.

         SECTION 2.  EXCLUSIVE NATURE OF DUTIES

         The Distributor shall be the exclusive representative of the Trust to act as its principal underwriter and distributor except that the rights given under this Agreement to the Distributor shall not apply to Shares issued in connection with the merger, consolidation or reorganization of any other investment company with the Trust; the Trust's acquisition by purchase or otherwise of all or substantially all of the assets or stock of any other investment company; or the reinvestment in Shares by the Trust's shareholders of dividends or other distributions or any other offering by the Trust of securities to its shareholders.

         SECTION 3.  PURCHASE OF SHARES; OFFERING OF SHARES

         (a) The Distributor shall have the right to buy from the Trust the Shares needed to fill unconditional orders for unsold Shares of the Trust as shall then be effectively registered under the Securities Act placed with the Distributor by investors or securities dealers or depository institutions or other financial intermediaries acting as agent for their customers or on their own behalf. Alternatively, the Distributor may act as the Trust's agent, to offer, and to solicit offers to subscribe to, unsold Shares of the Trust as shall then be effectively registered under the Securities Act. The Distributor will promptly forward all orders and subscriptions for Shares of the Trust. The price which the Distributor shall pay for Shares purchased by it from the Trust shall be the net asset value, determined as set forth in Section 3(c) hereof, used in determining the public offering price on which the orders are based. The price at which the Distributor shall offer and sell Shares to investors shall be the public offering price, as set forth in Section 3(b) hereof. The Distributor may sell Shares to securities dealers, depository institutions or other financial intermediaries acting as agent for their customers that have entered into agreements with the Distributor pursuant to Section 9 hereof or acting on their own behalf. The Trust reserves the right to sell its Shares directly to investors through subscriptions received by the Trust, but no such direct sales shall affect the sales charges due to the Distributor hereunder.

         (b) The public offering price of the Shares of the Trust, i.e., the price per Share at which the Distributor or selected dealers or selected agents (each as defined in Section 11 hereof) may sell Shares to the public or to those persons eligible to invest in Shares as described in the Trust's Prospectus, shall be the public offering price determined in accordance with the then currently effective Prospectus of the Trust or Class thereof under the Securities Act, relating to such Shares, but not to exceed the net asset value at which the Distributor, when acting as principal, is to purchase such Shares, plus, in the case of Shares for which an initial sales charge is assessed, an initial charge equal to a specified percentage or percentages of the public offering price of the Shares as set forth in the current Prospectus relating to the Shares. In the case of Shares for which an initial sales charge may be assessed, Shares may be sold to certain classes of persons at reduced sales charges or without any sales charge as from time to time set forth in the current Prospectus relating to the Shares. The Trust will advise the Distributor of the net asset value per Share at each time as the net asset value per Share shall have been determined by the Trust.

         (c) The net asset value per Share of each Series or Class thereof shall be determined by the Trust, or an agent of the Trust, as of the close of The New York Stock Exchange, Inc. ("NYSE") or such other time as set forth in the applicable Prospectus on the Trust business day in accordance with the method set forth in the Prospectus and guidelines established by the Board.

         (d) The Trust reserves the right to suspend the offering of Shares of any Class at any time in the absolute discretion of the Board, and upon notice of such suspension the Distributor shall cease to offer Shares of the Trust or Classes thereof specified in the notice.

         (e) The Trust, or any agent of the Trust designated in writing to the Distributor by the Trust, shall be promptly advised by the Distributor of all purchase orders for Shares received by the Distributor and all subscriptions for Shares obtained by the Distributor as agent shall be directed to the Trust for acceptance and shall not be binding until accepted by the Trust. Any order or subscription may be rejected by the Trust; provided, however, that the Trust will not arbitrarily or without reasonable cause refuse to accept or confirm orders or subscriptions for the purchase of Shares. The Trust (or its agent) will confirm orders and subscriptions upon their receipt, will make appropriate book entries and, upon receipt by the Trust (or its agent) of payment thereof, will issue such Shares in uncertificated or certificated (if permitted) form pursuant to the instructions of the Distributor. The Distributor agrees to cause such payment and such instructions to be delivered promptly to the Trust (or its agent).

         SECTION 4.  REPURCHASE OR REDEMPTION OF SHARES

         (a) Any of the outstanding Shares of the Trust may be tendered for redemption at any time, and the Trust agrees to redeem or repurchase the Shares so tendered in accordance with its obligations as set forth in the Trust's Organic Documents and the Prospectus relating to the Shares. The price to be paid to redeem or repurchase the Shares of the Trust shall be equal to the net asset value calculated in accordance with the provisions of Section 3(c) hereof less, in the case of Shares for which a deferred sales charge is assessed, a deferred sales charge equal to a specified percentage or percentages of the net asset value of those Shares as from time to time set forth in the Prospectus relating to those Shares or their cost, whichever is less. Shares for which a deferred sales charge may be assessed and that have been outstanding for a specified period of time may be redeemed without payment of a deferred sales charge as from time to time set forth in the Prospectus relating to those Shares.

         (b) The Trust or its designated agent shall pay (i) the total amount of the redemption price consisting of the redemption price less any applicable deferred sales charge to the redeeming shareholder or its agent and (ii) except as may be otherwise required by the Conduct Rules (the "Rules") of the National Association of Securities Dealers, Inc. (the "NASD") and any interpretations thereof, any applicable deferred sales charges to the Distributor in accordance with the Distributor's instructions on or before the third business day subsequent to each calendar month-end.

         (c) Redemption of Shares or payment therefor may be suspended at times when the NYSE is closed for any reason other than its customary weekend or holiday closings, when trading thereon is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Trust is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or during any other period when the SEC so permits.

         SECTION 5.  DUTIES AND REPRESENTATIONS OF THE DISTRIBUTOR

         (a) The Distributor shall use reasonable efforts to sell Shares of the Trust upon the terms and conditions contained herein and in the then current Prospectus. The Distributor shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of the Distributor to the Trust hereunder are not to be deemed exclusive, and nothing herein contained shall prevent the Distributor from entering into like arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

         (b) In selling Shares of the Trust, the Distributor shall comply with the requirements of all federal and state laws relating to the sale of the Shares. None of the Distributor, any selected dealer, any selected agent or any other person is authorized by the Trust to give any information or to make any representations other than as is contained in the Trust's Prospectus or any advertising materials or sales literature specifically approved in writing by the Trust or its agents.

         (c) The Distributor shall adopt and follow procedures for the confirmation of sales to investors and selected dealers or selected agents, the collection of amounts payable by investors and selected dealers or selected agents on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the NASD and any other applicable self-regulatory organization.

         (d) The Distributor will perform its duties hereunder under the supervision of and in accordance with the directives of the Board. The Distributor will perform its duties hereunder in accordance with the Trust's Organic Documents and Prospectuses and with the instructions and directions of the Board and will conform to and comply with the requirements of the 1940 Act, the Securities Act and other applicable laws.

         (e) The Distributor shall provide the Board with a written report of the amounts expended in connection with this Agreement as requested by the Board.

         (f) The Distributor shall be responsible for reviewing and making any filings of advertisements ands sales literature relating to the Trust that have been furnished to the Distributor.

         (g) The Distributor represents and warrants to the Trust that:

         (i) It is a corporation duly organized and existing and in good standing under the laws of the State of Delaware and it is duly qualified to carry on its business in the State of Maine;

         (ii) It is empowered under applicable laws and by its Articles of Incorporation to enter into and perform this Agreement;

         (iii) All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

         (iv) It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement;

         (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Distributor, enforceable against the Distributor in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

         (vi) It is registered under the 1934 Act with the SEC as a broker-dealer, it is a member in good standing of the NASD, it will abide by the rules and regulations of the NASD, and it will notify the Trust if its membership in the NASD is terminated or suspended; and

         (vii) The performance by the Distributor of its obligations hereunder does not and will not contravene any provision of its Articles of Incorporation.

         (h) Notwithstanding anything in this Agreement, including the Appendices, to the contrary, the Distributor makes no warranty or representation as to the number of selected dealers or selected agents with which it has entered into agreements in accordance with Section 11 hereof, as to the availability of any Shares to be sold through any selected dealer, selected agent or other intermediary or as to any other matter not specifically set forth herein.

         SECTION 6.  DUTIES AND REPRESENTATIONS OF THE FUND

         (a) The Trust shall furnish to the Distributor copies of all financial statements and other documents to be delivered to shareholders or investors at least two Trust business days prior to such delivery and shall furnish the Distributor copies of all other financial statements, documents and other papers or information which the Distributor may reasonably request for use in connection with the distribution of Shares. The Trust shall make available to the Distributor the number of copies of its Prospectuses as the Distributor shall reasonably request.

         (b) The Trust shall take, from time to time, subject to the approval of its Board and any required approval of its shareholders, all action necessary to fix the number of authorized Shares (if such number is not limited) and to register the Shares under the Securities Act, to the end that there will be available for sale the number of Shares as reasonably may be expected to be sold pursuant to this Agreement.

         (c) The Trust shall register or qualify its Shares for sale under the securities laws of the various states of the United States and other jurisdictions ("States") as the Trust, in its sole discretion shall determine. Any registration or qualification may be withheld, terminated or withdrawn by the Trust at any time in its discretion. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such registration or qualification.

         (d) The Trust represents and warrants to the Distributor that:

         (i) It is a business trust duly organized and existing and in good standing under the laws of the Commonwealth of Massachusetts;

         (ii) It is empowered under applicable laws and by its Organic Documents to enter into and perform this Agreement;

         (iii) All proceedings required by the Organic Documents have been taken to authorize it to enter into and perform its duties under this Agreement;

         (iv) It is registered as an open-end management investment company with the SEC under the 1940 Act;

         (v) All Shares, when issued, shall be validly issued, fully paid and non-assessable;

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

         (vii) The performance by the Trust of its obligations hereunder does not and will not contravene any provision of its Declaration of Trust.

         (viii) The Trust's Registration Statement is currently effective and will remain effective with respect to all Shares of the Trust's Series and Classes thereof being offered for sale;

         (ix) It will use its best efforts to ensure that its Registration Statement and Prospectuses have been or will be, as the case may be, carefully prepared in conformity with the requirements of the Securities Act and the rules and regulations thereunder;

         (x) It will use its best efforts to ensure that (A) its Registration Statement and Prospectuses contain or will contain all statements required to be stated therein in accordance with the Securities Act and the rules and regulations thereunder, (B) all statements of fact contained or to be contained in the Registration Statement or Prospectuses are or will be true and correct at the time indicated or on the effective date as the case may be and (C) neither the Registration Statement nor any Prospectus, when they shall become effective or be authorized for use, will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Shares;

         (xi) It will from time to time file such amendment or amendments to its Registration Statement and Prospectuses as, in the light of then-current and then-prospective developments, shall, in the opinion of its counsel, be necessary in order to have the Registration Statement and Prospectuses at all times contain all material facts required to be stated therein or necessary to make any statements therein not misleading to a purchaser of Shares ("Required Amendments");

         (xii) It shall not file any amendment to its Registration Statement or Prospectuses without giving the Distributor reasonable advance notice thereof (which shall be at least three Trust business days); provided, however, that nothing contained in this Agreement shall in any way limit the Trust's right to file at any time such amendments to its Registration Statement or Prospectuses, of whatever character, as the Trust may deem advisable, such right being in all respects absolute and unconditional; and

         (xiii) It will use its best efforts to ensure that (A) any amendment to its Registration Statement or Prospectuses hereafter filed will, when it becomes effective, contain all statements required to be stated therein in accordance with the 1940 Act and the rules and regulations thereunder, (B) all statements of fact contained in the Registration Statement or Prospectuses will, when it becomes effective, be true and correct at the time indicated or on the effective date as the case may be and (C) no such amendment, when it becomes effective, will include an untrue statement of a material fact or will omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of the Shares.

         SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason of the Distributor's reckless disregard of its duties and obligations under this Agreement

         (b) The Distributor shall not be liable to the Trust for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

         (ii) any oral instruction which the Distributor receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

         (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Distributor's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

         SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, under the securities laws of the various States or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or Prospectuses, arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, or arising out of or based upon any filing made with the regulatory authorities of any State unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement, exhibits to the Registration Statement or filings made with the regulatory authorities of any State by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e) of this Agreement, the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Trust's Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Trust's Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (collectively, "Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) The Distributor agrees promptly to notify the Trust of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of its Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement, except if required by any applicable statute or regulation.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or the security holders of the Trust to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

         SECTION 9.  NOTIFICATION TO THE DISTRIBUTOR

         The Trust shall advise the Distributor immediately: (i) of any request by the SEC for amendments to the Trust's Registration Statement or Prospectus or for additional information; (ii) in the event of the issuance by the SEC of any stop order suspending the effectiveness of the Trust's Registration Statement or any Prospectus or the initiation of any proceedings for that purpose; (iii) of the happening of any material event which makes untrue any statement made in the Trust's then current Registration Statement or Prospectus or which requires the making of a change in either thereof in order to make the statements therein not misleading; and (iv) of all action of the SEC with respect to any amendments to the Trust's Registration Statement or Prospectus which may from time to time be filed with the Commission under the 1940 Act or the Securities Act.

         SECTION 10.  COMPENSATION; EXPENSES

         (a) In consideration of the Distributor's services in connection with the distribution of Shares of the Trust and each Class thereof, the Distributor shall receive: (i) from the Trust, any applicable contingent deferred sales charge ("CDSC") assessed upon investors in connection with the redemption of Shares and (ii) from the Trust, the shareholder service fees with respect to the Shares of those Classes as designated in Appendix A (the "Service Fee"). The Service Fee shall be accrued daily by each applicable Trust or Class thereof and shall be paid monthly as promptly as possible after the last day of each calendar month but in any event on or before the fifth (5th) Trust business day after month-end, at the rate or in the amounts set forth in Appendix A.

         (b) The Trust shall cause its transfer agent (the "Transfer Agent") to withhold, from redemption proceeds payable to holders of Shares of the Series and the Classes thereof, all CDSCs properly payable by the shareholders in accordance with the terms of the applicable Prospectus and shall cause the Transfer Agent to pay such amounts over to the Distributor as promptly as possible after each month end.

         (c) Except as specified in Sections 8 and 10(a) of this Agreement, the Distributor shall be entitled to no compensation or reimbursement of expenses for the services provided by the Distributor pursuant to this Agreement. The Distributor may receive compensation from the Trust's investment advisors, other service providers or their respective affiliates (collectively, the "Advisor") for its services hereunder or for additional services all as may be agreed to between the Advisor and the Distributor. Notwithstanding anything in this Agreement to the contrary, to the extent the Distributor receives compensation from the Advisor that is disclosed to the Board, the Trust will indemnify, defend and hold each Distributor Indemnitee free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) related in any way to such payment.

         (d) The Trust shall be responsible and assumes the obligation for payment of all its expenses, including fees and disbursements of its counsel and auditors, in connection with the preparation and filing of the Registration Statement and Prospectuses (including but not limited to the expense of setting in type the Registration Statement and Prospectuses and printing sufficient quantities for internal compliance, regulatory purposes and for distribution to current shareholders).

         (e) The Trust shall bear the cost and expenses (i) of the registration of its Shares for sale under the Securities Act; (ii) of the registration or qualification of its Shares for sale under the securities laws of the various States; (iii) if necessary or advisable in connection therewith, of qualifying the Trust, or its Series or the Classes thereof (but not the Distributor) as an issuer or as a broker or dealer, in such States as shall be selected by the Trust; and (iv) payable to each State for continuing registration or qualification therein until the Trust decides to discontinue registration or qualification. The Distributor shall pay all expenses relating to the Distributor's broker-dealer qualification.

         SECTION 11.  SELECTED DEALER AND SELECTED AGENT AGREEMENTS

         (a) The Distributor shall have the right to enter into sub-distribution agreements with securities dealers of its choice ("selected dealers") and with depository institutions and other financial intermediaries of its choice ("selected agents") for the sale of Shares and to fix therein the portion of the sales charge, if any, that may be allocated to the selected dealers or selected agents; provided, that all such agreements shall be in substantially the form of agreement as set forth in Appendix B hereto or such other form as approved by the Trust. Shares of each Series or Class thereof shall be resold by selected dealers or selected agents only at the public offering price(s) set forth in the Prospectus relating to the Shares. The Distributor shall offer and sell Shares of the Trust only to such selected dealers as are members in good standing of the NASD. The Distributor shall have the right to enter into shareholder servicing agreements with financial intermediaries of its choice; provided, that all such agreements shall be in substantially the form of agreement as approved by the Trust.

         (b) The Distributor will supervise the Trust's relationship with selected dealers and agents and may make payments to those selected dealers and agents in such amounts as the Distributor may determine from time to time in its sole discretion. The amount of payments to selected dealers and agents by the Distributor may be reviewed by the Board from time to time; provided, however, that no payment by the Distributor to any selected dealer or agent with respect to a Share shall exceed the amount of payments made to the Distributor hereunder with respect to that Share.

         SECTION 12.  CONFIDENTIALITY

         The Distributor agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that the Distributor may:

         (i) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

         (ii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (iii) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld;

provided, however, that the Distributor may release any information regarding the Trust without the consent of the Trust if the Distributor reasonably believes that it may be exposed to civil or criminal legal proceedings for failure to comply, when requested to release any information by duly constituted authorities or when so requested by the Trust.

         SECTION 13.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to each series or class listed in Appendix A on August 11, 1998. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Trust.

         (b) This Agreement shall continue in effect with respect to a Series Trust for a period of one year from its effectiveness and thereafter shall continue in effect with respect to the Series until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Trust and (ii) by a vote of a majority of Trustees of the Trust (I) who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) and (II) with respect to each Class of a Series for which there is an effective Plan, who do not have any direct or indirect financial interest in any such Plan applicable to the Class or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such approval.

         (c) This Agreement may be terminated at any time with respect to a Series, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Series or, with respect to each Class for which there is an effective Plan, a majority of Trustees of the Trust who do not have any direct or indirect financial interest in any such Plan or in any agreements related to the Plan, on 60 days' written notice to the Distributor or (ii) by the Distributor on 60 days' written notice to the Trust.

         (d) This Agreement shall automatically terminate upon its assignment and upon the termination of the Distributor's membership in the NASD.

         (e) If the Trust does not file a Required Amendment within fifteen days following receipt of a written request from the Distributor to do so, the Distributor may, at its option, terminate this Agreement immediately.

         (f) The obligations of Sections 5(e), 6(d), 8, 9 and 10 of this Agreement shall survive any termination of this Agreement with respect to a Series or Class thereof.

         SECTION 14.  NOTICES

         Any notice required or permitted to be given hereunder by the Distributor to the Trust or the Trust to the Distributor shall be deemed sufficiently given if personally delivered or sent by telegram, facsimile or registered, certified or overnight mail, postage prepaid, addressed by the party giving such notice to the other party at the last address furnished by the other party to the party giving such notice, and unless and until changed pursuant to the foregoing provisions hereof each such notice shall be addressed to the Trust or the Distributor, as the case may be, at their respective principal places of business.

         SECTION 15.  ACTIVITIES OF THE DISTRIBUTOR

         Except to the extent necessary to perform the Distributor's obligations hereunder, nothing herein shall be deemed to limit or restrict the Distributor's right, or the right of any of the Distributor's employees, agents, officers or directors who may also be a director, officer or employee of the Trust, or affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 16.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Series and Classes under this Agreement upon approval of this Agreement by the Trust with respect to the series of Shares or class of Shares and the execution of an amended Appendix A reflecting the applicable names and terms. The Distributor may elect not to make any such series or classes subject to this Agreement.

         SECTION 17.  MISCELLANEOUS

         (a) The Distributor shall not be liable to the Trust and the Trust shall not be liable to the Distributor for consequential damages under any provision of this Agreement except that Distributor Claims, as that term is used in Section 8(a) of this Agreement, shall include consequential damages related to, arising out of or based upon any filing made with the regulatory authorities of any State.

         (b) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by the Distributor and the Trust.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Maryland.

         (d) This Agreement constitutes the entire agreement between the Distributor and the Trust and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) No affiliated person, employee, agent, officer or director of the Distributor shall be liable at law or in equity for the Distributor's obligations under this Agreement.

         (i) The Trust shall be liable to the Distributor only with respect to those Series and Classes of the Trust and the Distributor shall look solely to the Trust to satisfy any liability of a Series or Class thereof to the Distributor.

         (j) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         (k) The terms "vote of a majority of the outstanding voting securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the 1940 Act.

         (l) The Distributor is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust and agrees that the obligations assumed by the Trust pursuant to this Agreement shall be limited in any case to the Trust and its assets and the Distributor shall not seek satisfaction of any such obligation from the shareholders of the Trust, the Trustees, officers, employees or agents of the Trust or any of them.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                                BT ADVISOR FUNDS


                         By: /s/ JAY S. NEUMAN
                            -------------------
                            Name: Jay S. Neuman
                                   Secretary

                              ICC DISTRIBUTORS, INC.


                         By: /s/ JOHN Y. KEFFER
                            --------------------
                                   John Y. Keffer
                                     President

                                BT ADVISOR FUNDS
                             DISTRIBUTION AGREEMENT


                                   APPENDIX A
                              AS OF AUGUST 11, 1998

---------------------------------------------- ------------------- ----------------------------------- ---------------
                                                                              DISTRIBUTION                SERVICE
SERIES                                               CLASS                        FEE                       FEE
---------------------------------------------- ------------------- ----------------------------------- ---------------
U.S. Bond Index Fund                             Institutional                    None                      None
                                                     Class
---------------------------------------------- ------------------- ----------------------------------- ---------------
Small Cap Index Fund                             Institutional                    None                      None
                                                     Class
---------------------------------------------- ------------------- ----------------------------------- ---------------
EAFE(R) Equity Index Fund                        Institutional                    None                      None
                                                     Class
---------------------------------------------- ------------------- ----------------------------------- ---------------
Equity 500 Equal Weighted Index Fund             Institutional                    None                      None
                                                     Class
---------------------------------------------- ------------------- ----------------------------------- ---------------




                                      -A1-

                                BT ADVISOR FUNDS
                             DISTRIBUTION AGREEMENT


                                   APPENDIX B
                      [FORM OF SUB-DISTRIBUTION AGREEMENT]


                           SUB-DISTRIBUTION AGREEMENT



                                                              [Date]




Ladies and Gentlemen:

         ICC Distributors, Inc. ("ICC"), a Delaware corporation, serves as distributor (the "Distributor") of the BT Advisor Funds (the "Trust"). The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust offers its shares ("Shares") to the public in accordance with the terms and conditions contained in the Prospectus of each series of the Trust as set forth in Appendix A to this Sub-Distribution Agreement. The term "Prospectus" as used herein refers to each prospectus on file with the Securities and Exchange Commission which is part of the registration statement of the Trust under the Securities Act of 1933 (the "Securities Act"). In connection with the foregoing you may serve as a participating dealer (and, therefore, accept orders for the purchase or redemption of Shares, respond to shareholder inquiries and perform other related functions) on the following terms and conditions:

         1. Participating Dealer. You are hereby designated a Participating Dealer and as such are authorized (i) to accept orders for the purchase of Shares and to transmit to the Trust such orders and the payment made therefore,
(ii) to accept orders for the redemption of Shares and to transmit to the Trust such orders and all additional material as may be required to complete the redemption and (iii) to assist shareholders with the foregoing and other matters relating to their investments in each series of the Trust, in each case subject to the terms and conditions set forth in the Prospectus of each series. You are to review each Share purchase or redemption order submitted through you or with your assistance for completeness and accuracy. You further agree to undertake from time to time certain shareholder servicing activities for customers of yours who have purchased Shares and who use your facilities to communicate with the Trust or to effect redemptions or additional purchases of the Shares.

         2. Limitation of Authority. No person is authorized to make any representations concerning the Trust or the Shares except those contained in the Prospectus of each Fund and in


                                      -B1-
such printed information as the Distributor may subsequently prepare. No person is authorized to distribute any sales material relating to any Fund without the prior written approval of the Distributor.

         3. Compensation. The Distributor will pay compensation for such services, if applicable, as agreed upon from time to time for each series of the Trust.

         4. Prospectus and Reports. You agree to comply with the provisions contained in the Securities Act governing the distribution of prospectuses to persons to whom you offer Shares. You further agree to deliver, upon our request, copies of any amended Prospectus of the relevant series to purchasers whose Shares you are holding as record owner and to deliver to such persons copies of the annual and interim reports and proxy solicitation materials of the series. We agree to furnish to you as many copies of each Prospectus, annual and interim reports and proxy solicitation materials as you may reasonably request.

         5. Qualification to Act. You represent that you are a member in good standing of the National Association of Securities Dealers, Inc. (the "NASD"). Your expulsion or suspension from the NASD will automatically terminate this Agreement on the effective date of such expulsion or suspension. You agree that you will not offer Shares to persons in any jurisdiction in which you may not lawfully make such offer due to the fact that you have not registered under, or are not exempt from, the applicable registration or licensing requirements of such jurisdiction. You agree that in performing the services under this Agreement, you at all times, will comply with the Conduct Rules (formerly the Rules of Fair Practice) of the NASD, including, without limitation, the provisions of Rule 2830 (formerly Section 26) of such Rules. You also agree that you will place orders immediately upon their receipt and will not withhold any order so as to profit therefrom. In determining the amount payable to you hereunder, we reserve the right to exclude any sales which we reasonably determine are not made in accordance with the terms of the relevant prospectus and provisions of the Agreement.

         6. Blue Sky. The series of the Trust have registered an indefinite number of Shares under the Securities Act. The Trust intends to make appropriate notice filings in certain states where such filing is required. We will inform you as to the states or other jurisdictions in which we believe the Shares are eligible for sale under the respective securities laws of such states. You agree that you will offer Shares to your customers only in those states where such Shares are eligible to be sold. We assume no responsibility or obligation as to your right to sell Shares in any jurisdiction.

         7. Authority of Trust. The Trust shall have full authority to take such action as it deems advisable in respect of all matters pertaining to the offering of its Shares, including the right not to accept any order for the purchase of Shares.

         8. Record Keeping. You will (i) maintain all records required by law to be kept by you relating to transactions in Shares and, upon request by the Trust, promptly make such of these records available to the Trust as the Trust may reasonably request in connection with its


                                      -B2-
operations and (ii) promptly notify the Fund if you experience any difficulty in maintaining the records described in the foregoing clauses in an accurate and complete manner.

         9. Liability. The Distributor shall be under no liability to you except for lack of good faith and for obligations expressly assumed by it hereunder. In carrying out your obligations, you agree to act in good faith and without negligence. Nothing contained in this Agreement is intended to operate as a waiver by the Distributor or you of compliance with any provisions of the Investment Company Act, the Securities Act, the Securities Exchange Act of 1934, as amended, or the rules and regulations promulgated by the Securities and Exchange Commission thereunder.

         10. Termination. This Agreement may be terminated by either party, without penalty, upon ten days' written notice to the other party and shall automatically terminate in the event of its assignment, as defined in the Investment Company Act. This Agreement may also be terminated at any time for the Trust without penalty by the vote of a majority of the members of the Board of Trustees who are not "interested persons" (as such phrase is defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Distribution Agreement between such Trust and the Distributor or by the vote of a majority of the outstanding voting securities of the Trust.

         11. Communications. All communications other than this agreement and those pertaining to this agreement should be sent to the address listed below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you below.

                                    [TA Address]

         If the foregoing is in accordance with your understanding of our agreement, please sign and return to us both copies of this Agreement to:

                                    [----------]
                                    C/O ICC DISTRIBUTORS, INC.
                                    ATTN: DEALER SERVICES
                                    P.O. BOX 7558
                                    PORTLAND, MAINE 04101


                                                 -------------------------
                                                 ICC Distributors, Inc.
                                                 By:    Benjamin L. Niles
                                                        Vice President

                                      -B3-

Confirmed and accepted:

         Firm Name: _______________________________________________________

         By: ______________________________________________________________
                                    Signature

         __________________________________________________________________
                               Printed Name and Title

         Date: ____________________________________________________________

         Address: _________________________________________________________

         __________________________________________________________________

         __________________________________________________________________

         Clears Through: __________________________________________________

         Phone No.: _______________________________________________________


                                      -B4-

                                BT ADVISOR FUNDS
                           SUB-DISTRIBUTION AGREEMENT


                                   APPENDIX A
                              AS OF AUGUST 11, 1998


-------------------------------------------------- -----------------------------------------------
                     SERIES                                            CLASS
-------------------------------------------------- -----------------------------------------------
              U.S. Bond Index Fund                              Institutional Class
-------------------------------------------------- -----------------------------------------------
              Small Cap Index Fund                              Institutional Class
-------------------------------------------------- -----------------------------------------------
             EAFE(R) Equity Index Fund                          Institutional Class
-------------------------------------------------- -----------------------------------------------
      Equity 500 Equal Weighted Index Fund                      Institutional Class
-------------------------------------------------- -----------------------------------------------




                                      -B5-

         CASH SERVICES ADDENDUM, dated as of December 18, 1997 (this "Addendum"), to the CUSTODIAN AGREEMENT (the "Agreement") between BANKERS TRUST COMPANY (the "Custodian") and each of the following investment companies: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short/Intermediate U.S. Government Securities Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, Capital Appreciation Portfolio, Intermediate Tax Free Portfolio, and BT Investment Portfolios.(each, an "Investment Company").

         WHEREAS, the Custodian has revised the cash services it provides (as described in the attachments to this Addendum, which are incorporated herein by reference), and the Custodian and each Investment Company desire to confirm their understanding with respect to future and prior cash services;

         NOW, THEREFORE, the Custodian and each Investment Company agree as follows:

         1. Until the Custodian receives Instructions to the contrary, the Custodian will (a) hold with Subcustodians, in deposit accounts maintained for the benefit of the Custodian's clients, all Cash received for the Account, (b) credit such interest, if any, on Cash in the Account as the Custodian shall from time to time determine and (c) receive compensation out of any amounts paid by Subcustodians in respect of Cash in the Account.

         2. Pursuant to procedures described in the attachments or otherwise approved by an Investment Company or its investment adviser, the Custodian may (on an overnight or other short-term basis) move certain, or all, currencies of Cash in the Account from any Subcustodian and place it, as deposits or otherwise, with one or more other Subcustodians (including branches and affiliates of the Custodian). The Custodian will notify the Investment Company of any placement procedures it implements and will move Cash in accordance with such procedures until it notifies the Investment Company otherwise or receives Instructions to the contrary. The Custodian may credit interest and receive compensation as described in 1 above with respect to any Cash moved.

         3. Any actions by the Custodian and an Investment Company previously taken in conformity with 1 and 2 above (including compensation retained by the Custodian for providing this service) are approved and affirmed.

         4. Capitalized terms used but not defined in this Addendum are used with the respective meanings assigned to them in the Agreement.

                  IN WITNESS WHEREOF, this Addendum has been executed as of the day and year first above written.

                                      -B6-

BANKERS TRUST COMPANY                       EACH INVESTMENT COMPANY
                                            NAMED ABOVE


By: /s/ Richard M. Quintal                  By: /s/ Jay S. Neuman
    -----------------------                     --------------------------------
    Richard M. Quintal                          Jay S. Neuman, Secretary of each
    Managing Director                           Investment Company



                                      -B7-

                                    EXHIBIT A

         To Custodian Agreement dated as of July 1, 1996 between Bankers Trust Company and BT Advisor Funds.



                               LIST OF PORTFOLIOS

Terms used herein as defined terms unless otherwise defined shall have the meanings ascribed to them in the above-referred to Custodian Agreement.


THE FOLLOWING IS A LIST OF PORTFOLIOS                 THE FOLLOWING IS A LIST OF INVESTMENT
REFERRED TO IN THE FIRST WHEREAS                      PORTFOLIOS REFERRED TO IN SECTION 28
CLAUSE OF THE AGREEMENT                               OF THE AGREEMENT

Equity 500 Equal Weighted Index Fund                  Equity 500 Equal Weighted Index Portfolio
U.S. Bond Index Fund                                  U.S. Bond Index Portfolio
EAFE Equity Index Fund                                EAFE Equity Index Portfolio
Small Cap Index Fund                                  Small Cap Index Portfolio



Dated as of: June 10, 1998                            BT ADVISOR FUNDS


                                                      By:  /s/ Jay S. Neuman
                                                      Name:  Jay S. Neuman
                                                      Title: Secretary



                                                      BANKERS TRUST COMPANY


                                                      By:  /s/ Richard Fogarty
                                                      Name:  Richard Fogarty
                                                      Title:  Vice President


                                      -B8-

                               BT INVESTMENT FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                February 26, 1999



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

                  Re:      BT ADVISOR FUNDS (the "Trust")
                           1933 Act File No. 33-62103
                           1940 Act File No. 811-7347

Dear Sir or Madam:

         Post-Effective No. 8 under the Securities Act of 1933, as amended (the "1933 Act") and Amendment No. 11 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing is being made pursuant to paragraph (a) of Rule 485 under the 1933 Act.

         Pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), we request selective review of the above referenced Post-Effective Amendment.

         The disclosure, design and format contained in this Post-Effective Amendment is substantially similar to disclosure provided pursuant to new Form N-1A for BT International Equity Fund in the BT Mutual Funds family previously reviewed by the Staff (BT Investment Funds (File no. 33-06071) filed on November 24, 1998).

         The following sections of the Funds' prospectuses and statement of additional information differ from those of the International Equity Fund only so far as necessary to include Fund-specific disclosure:

The Prospectuses:
1.       Cover page
2.       Overview
3.       Who Should Consider Investing in the Fund
4.       Annual Fund Operating Expenses
5.       Objective
6.       Strategy

7.       Principal Investments
8.       Investment Process
9.       Portfolio Managers

The Statement of Additional Information:
1.       Investment Objectives
2.       Investment Policies
3.       Purchase of Shares
4.       Redemption of Shares


         If you have any questions regarding this filing, please call me at
(410) 895-3776.

                                                  Very truly yours,

                                                  /s/ Daniel O. Hirsch

                                                  Daniel O. Hirsch
                                                  Secretary

Enclosures